ANNUAL REPORT

PHL VARIABLE

ACCUMULATION ACCOUNT

December 31, 2021

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio – Class B			Alger Capital Appreciation Portfolio – Class I-2 Shares			AMT Sustainable Equity Portfolio - Class S			Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Assets:
Investments at fair value	$		4,996,572	$		4,484,300	$		31,394,441	$		2,500,866

Total assets	$		4,996,572	$		4,484,300	$		31,394,441	$		2,500,866

Total net assets	$		4,996,572	$		4,484,300	$		31,394,441	$		2,500,866

Net assets:
Accumulation units	$		4,883,446	$		4,484,300	$		31,231,563	$		2,500,866

Contracts in payout (annuitization) period	$		113,126	$		-	$		162,878	$		-

Total net assets	$		4,996,572	$		4,484,300	$		31,394,441	$		2,500,866

Units outstanding			2,588,635			443,863			20,166,638			690,132

Investment shares held			431,483			47,538			845,755			17,311

Investments at cost	$		4,766,479	$		2,193,680	$		22,187,582	$		1,217,663

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$1.90	124,773		$-	-		$1.55	7,627		$-	-
Phoenix Dimensions® Option 1		$2.00	417,439		$-	-		$1.56	1,089,628		$3.62	343
Phoenix Dimensions® Option 2		$1.93	13,149		$-	-		$1.55	340,528		$3.49	10,965
Phoenix Dimensions® Option 4		$1.86	209,863		$-	-		$1.54	279,455		$3.37	44
Phoenix Investor’s Edge® Option 1		$1.89	243,873		$13.96	1,267		$1.54	651,060		$3.42	13,455
Phoenix Investor’s Edge® Option 2		$1.85	310,191		$-	-		$1.54	277,991		$3.35	5,454
Phoenix Investor’s Edge® Option 3		$-	-		$13.13	283		$-	-		$3.28	11,004
Phoenix Premium Edge®		$1.90	516,138		$8.68	84,463		$1.55	517,972		$3.44	49,345
Phoenix Spectrum Edge® Option 1		$2.04	120,574		$15.62	24,650		$1.57	851,211		$3.69	27,155
Phoenix Spectrum Edge® Option 2		$2.00	119,013		$15.15	30,330		$1.56	2,680,330		$3.62	40,183
Phoenix Spectrum Edge® Option 3		$1.96	11,510		$-	-		$1.55	34,010		$3.54	3,008
Phoenix Spectrum Edge® + Option 1		$-	-		$-	-		$1.56	3,123,169		$3.64	11,825
Phoenix Spectrum Edge® + Option 2		$-	-		$-	-		$1.56	10,071,478		$3.57	14,287
Retirement Planner’s Edge		$1.96	179,244		$8.84	13,507		$1.55	989		$3.54	35,830
The Big Edge Choice®		$1.96	304,625		$9.10	82,380		$1.55	45,215		$3.55	215,553
The Phoenix Edge® – VA Option 1		$2.10	9,401		$10.13	107,086		$1.57	53,817		$3.80	210,664
The Phoenix Edge® – VA Option 2		$2.00	6,983		$9.34	96,519		$1.56	35,671		$3.62	36,523
The Phoenix Edge® – VA Option 3		$1.97	1,859		$9.15	3,378		$1.56	106,487		$3.57	4,494

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	DWS Equity 500 Index VIP – Class A			DWS Small Cap Index VIP – Class A			Federated Hermes Fund for U.S. Government Securities II			Federated Hermes Government Money Fund II - Service Shares
Assets:
Investments at fair value	$		23,120,364	$		428,382	$		32,251,266	$		19,402,387

Total assets	$		23,120,364	$		428,382	$		32,251,266	$		19,402,387

Total net assets	$		23,120,364	$		428,382	$		32,251,266	$		19,402,387

Net assets:
Accumulation units	$		22,700,270	$		428,382	$		31,894,186	$		19,329,610

Contracts in payout (annuitization) period	$		420,094	$		-	$		357,080	$		72,777

Total net assets	$		23,120,364	$		428,382	$		32,251,266	$		19,402,387

Units outstanding			2,596,231			133,648			11,073,290			21,952,157

Investment shares held			765,068			22,994			3,011,323			19,401,797

Investments at cost	$		8,736,102	$		321,153	$		34,718,105	$		19,402,387

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$4.91	73		$-	-		$1.30	82,278		$0.85	276,057
Phoenix Dimensions® Option 1		$4.34	71,326		$3.23	122		$1.33	383,826		$0.89	1,127,492
Phoenix Dimensions® Option 2		$4.16	35,974		$-	-		$1.27	119,695		$0.86	493,569
Phoenix Dimensions® Option 4		$3.99	6,618		$-	-		$1.22	26,822		$0.84	62,669
Phoenix Income Choice®		$9.69	33,576		$-	-		$3.07	35,437		$0.89	1,763
Phoenix Investor’s Edge® Option 1		$8.53	104,723		$3.05	4,180		$2.73	225,077		$0.85	780,456
Phoenix Investor’s Edge® Option 2		$8.27	61,503		$-	-		$2.65	172,385		$0.83	185,228
Phoenix Investor’s Edge® Option 3		$8.02	8,326		$-	-		$2.57	3,538		$-	-
Phoenix Investor’s Edge® Option 4		$8.19	-		$-	-		$-	-		$0.83	6,345
Phoenix Premium Edge®		$9.02	108,805		$3.07	5,557		$3.09	583,358		$0.85	1,152,154
Phoenix Spectrum Edge® Option 1		$9.54	446,417		$3.30	15,252		$3.05	2,238,335		$0.91	2,193,880
Phoenix Spectrum Edge® Option 2		$9.25	1,037,449		$3.23	4,949		$2.96	5,869,090		$0.89	5,048,552
Phoenix Spectrum Edge® Option 3		$8.97	121,155		$-	-		$2.87	470,412		$0.87	563,894
Phoenix Spectrum Edge® Option 4		$9.16	3,379		$-	-		$2.93	11,511		$0.88	12,378
Phoenix Spectrum Edge® + Option 1		$3.41	26,315		$-	-		$1.29	1,054		$0.90	1,811,136
Phoenix Spectrum Edge® + Option 2		$3.34	53,803		$3.18	7,886		$1.26	33,809		$0.88	3,833,272
Retirement Planner’s Edge		$9.40	26,186		$3.16	7,443		$3.31	109,513		$0.87	928,917
The Big Edge Choice®		$9.44	272,420		$3.17	64,982		$3.34	322,955		$0.88	2,064,554
The Phoenix Edge® – VA Option 1		$10.40	109,230		$3.39	13,994		$3.78	207,057		$0.93	600,869
The Phoenix Edge® – VA Option 2		$9.69	29,589		$3.23	4,950		$3.44	40,593		$0.89	599,783
The Phoenix Edge® – VA Option 3		$9.49	39,364		$3.18	4,333		$3.40	136,545		$0.88	209,189

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Federated Hermes High Income Bond Fund II – Primary Shares			Fidelity® VIP Contrafund® Portfolio – Service Class			Fidelity® VIP Growth Opportunities Portfolio – Service Class			Fidelity® VIP Growth Portfolio – Service Class
Assets:
Investments at fair value	$		4,602,978	$		27,766,702	$		62,241,084	$		14,591,626

Total assets	$		4,602,978	$		27,766,702	$		62,241,084	$		14,591,626

Total net assets	$		4,602,978	$		27,766,702	$		62,241,084	$		14,591,626

Net assets:
Accumulation units	$		4,575,769	$		27,642,152	$		61,839,706	$		14,404,872

Contracts in payout (annuitization) period	$		27,209	$		124,550	$		401,378	$		186,754

Total net assets	$		4,602,978	$		27,766,702	$		62,241,084	$		14,591,626

Units outstanding			942,182			2,778,139			7,064,560			1,653,976

Investment shares held			720,341			514,198			787,264			143,477

Investments at cost	$		5,488,921	$		12,744,783	$		15,226,108	$		5,661,843

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$-	-		$6.10	6,322		$8.13	2,243		$6.21	5,387
Phoenix Dimensions® Option 1		$2.43	138,362		$4.96	154,154		$7.42	366,402		$5.93	11,221
Phoenix Dimensions® Option 2		$2.33	476		$4.75	70,733		$7.12	109,502		$5.69	5,417
Phoenix Dimensions® Option 3		$-	-		$-	-		$-	-		$5.69	53
Phoenix Dimensions® Option 4		$2.23	255		$-	-		$6.82	94,610		$-	-
Phoenix Income Choice®		$6.24	426		$12.64	1,617		$14.52	57		$9.85	1,839
Phoenix Investor’s Edge® Option 1		$5.80	23,798		$12.38	43,912		$14.40	121,461		$9.99	37,773
Phoenix Investor’s Edge® Option 2		$5.62	18,633		$12.01	15,550		$13.97	54,238		$9.69	20,590
Phoenix Investor’s Edge® Option 3		$5.45	6,055		$11.65	6,768		$13.54	3,747		$9.39	5,295
Phoenix Premium Edge®		$5.34	172,508		$9.79	398,408		$10.13	268,470		$6.72	250,593
Phoenix Spectrum Edge® Option 1		$6.48	46,477		$13.85	164,444		$16.10	408,961		$11.17	237,947
Phoenix Spectrum Edge® Option 2		$6.29	100,114		$13.43	222,895		$15.62	1,148,238		$10.83	416,875
Phoenix Spectrum Edge® Option 3		$6.10	13,075		$13.03	29,841		$15.15	59,036		$10.51	20,794
Phoenix Spectrum Edge® Option 4		$-	-		$13.30	737		$15.46	1,405		$-	-
Phoenix Spectrum Edge® + Option 1		$2.09	77,419		$3.74	175,023		$6.00	945,548		$4.92	17,204
Phoenix Spectrum Edge® + Option 2		$2.04	19,300		$3.66	33,708		$5.87	3,242,586		$4.81	6,533
Retirement Planner’s Edge		$5.56	36,064		$10.36	73,376		$12.21	5,079		$7.05	8,677
The Big Edge Choice®		$5.44	160,881		$10.28	740,587		$10.76	131,284		$7.25	321,901
The Phoenix Edge® – VA Option 1		$6.26	67,562		$11.52	347,786		$12.05	51,568		$7.96	199,982
The Phoenix Edge® – VA Option 2		$5.82	50,947		$10.57	182,080		$11.01	34,927		$7.47	72,112
The Phoenix Edge® – VA Option 3		$5.75	9,830		$10.34	110,198		$10.77	15,198		$7.10	13,783

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class			Franklin Flex Cap Growth VIP Fund – Class 2			Franklin Income VIP Fund – Class 2			Franklin Mutual Shares VIP Fund – Class 2
Assets:
Investments at fair value	$		21,337,464	$		373,790	$		14,291,954	$		18,015,413

Total assets	$		21,337,464	$		373,790	$		14,291,954	$		18,015,413

Total net assets	$		21,337,464	$		373,790	$		14,291,954	$		18,015,413

Net assets:
Accumulation units	$		21,216,031	$		345,067	$		14,075,648	$		17,772,387

Contracts in payout (annuitization) period	$		121,433	$		28,723	$		216,306	$		243,026

Total net assets	$		21,337,464	$		373,790	$		14,291,954	$		18,015,413

Units outstanding			13,866,208			89,396			7,497,343			6,904,134

Investment shares held			1,618,480			31,543			852,600			938,280

Investments at cost	$		20,256,067	$		257,806	$		14,533,025	$		15,812,351

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$1.49	9,206		$-	-		$2.02	53,387		$2.64	28,677
Phoenix Dimensions® Option 1		$1.57	670,354		$4.24	732		$2.14	345,864		$2.23	340,192
Phoenix Dimensions® Option 2		$1.51	209,940		$-	-		$2.06	305,358		$2.14	299,257
Phoenix Dimensions® Option 3		$-	-		$-	-		$2.06	871		$2.14	814
Phoenix Dimensions® Option 4		$1.45	102,821		$3.96	149		$1.98	40,075		$2.05	37,282
Phoenix Income Choice®		$-	-		$-	-		$-	-		$5.27	71
Phoenix Investor’s Edge® Option 1		$1.48	544,241		$4.01	9,146		$2.01	580,252		$5.13	259,406
Phoenix Investor’s Edge® Option 2		$1.44	166,362		$-	-		$1.96	679,918		$4.98	257,764
Phoenix Investor’s Edge® Option 3		$1.41	22,899		$-	-		$1.91	8,122		$4.83	13,718
Phoenix Premium Edge®		$1.49	618,289		$-	-		$2.02	447,560		$5.50	234,222
Phoenix Spectrum Edge® Option 1		$1.60	498,479		$4.33	1,754		$2.19	124,082		$5.74	110,906
Phoenix Spectrum Edge® Option 2		$1.57	2,137,843		$4.24	12,029		$2.14	450,133		$5.57	231,763
Phoenix Spectrum Edge® Option 3		$1.53	51,120		$-	-		$2.09	9,430		$5.40	10,931
Phoenix Spectrum Edge® + Option 1		$1.56	2,186,687		$-	-		$1.81	813,710		$1.65	906,001
Phoenix Spectrum Edge® + Option 2		$1.53	5,990,691		$-	-		$1.77	3,169,902		$1.61	3,375,757
Retirement Planner’s Edge		$1.53	40,918		$-	-		$2.09	65,829		$6.27	29,755
The Big Edge Choice®		$1.54	389,686		$4.17	44,880		$1.96	289,792		$3.37	530,153
The Phoenix Edge® – VA Option 1		$1.65	97,684		$4.45	558		$2.26	56,359		$6.92	176,232
The Phoenix Edge® – VA Option 2		$1.57	51,550		$4.24	15,369		$2.14	30,853		$6.33	50,864
The Phoenix Edge® – VA Option 3		$1.55	77,438		$4.18	4,779		$2.11	25,846		$6.36	10,369

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Guggenheim VT Long Short Equity Fund			Invesco Oppenheimer V.I. Capital Appreciation Fund			Invesco Oppenheimer V.I. Global Fund			Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Assets:
Investments at fair value	$		200,325	$		982,661	$		1,450,798	$		19,780,425

Total assets	$		200,325	$		982,661	$		1,450,798	$		19,780,425

Total net assets	$		200,325	$		982,661	$		1,450,798	$		19,780,425

Net assets:
Accumulation units	$		200,325	$		982,661	$		1,450,798	$		19,676,381

Contracts in payout (annuitization) period	$		-	$		-	$		-	$		104,044

Total net assets	$		200,325	$		982,661	$		1,450,798	$		19,780,425

Units outstanding			94,615			270,389			493,884			6,595,481

Investment shares held			11,311			12,348			25,824			641,597

Investments at cost	$		113,398	$		594,999	$		939,395	$		12,062,125

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$-	-		$-	-		$-	-		$3.02	2,462
Phoenix Dimensions® Option 1		$-	-		$-	-		$3.04	27,375		$3.19	344,499
Phoenix Dimensions® Option 2		$-	-		$3.57	63		$-	-		$3.07	111,423
Phoenix Dimensions® Option 3		$-	-		$3.57	95		$2.92	88		$3.07	81
Phoenix Dimensions® Option 4		$-	-		$-	-		$2.80	375		$2.95	82,361
Phoenix Investor’s Edge® Option 1		$2.03	80		$3.49	20,335		$2.85	26,053		$2.99	218,814
Phoenix Investor’s Edge® Option 2		$-	-		$3.41	829		$2.78	10,140		$2.92	73,663
Phoenix Investor’s Edge® Option 3		$1.92	1,649		$-	-		$2.72	27,684		$-	-
Phoenix Premium Edge®		$2.05	16,348		$3.52	42,101		$2.87	57,387		$3.02	207,537
Phoenix Spectrum Edge® Option 1		$2.25	3,123		$3.81	47,360		$3.11	38,375		$3.27	314,582
Phoenix Spectrum Edge® Option 2		$2.19	6,341		$3.72	50,620		$3.04	32,071		$3.19	990,834
Phoenix Spectrum Edge® Option 3		$2.12	38,130		$-	-		$-	-		$3.12	15,939
Phoenix Spectrum Edge® + Option 1		$-	-		$-	-		$2.68	57,780		$2.96	1,021,685
Phoenix Spectrum Edge® + Option 2		$-	-		$3.34	44,858		$2.62	5,468		$2.89	3,072,530
Retirement Planner’s Edge		$2.12	16,709		$-	-		$2.97	5,131		$3.12	11,177
The Big Edge Choice®		$2.14	12,169		$3.70	44,128		$2.97	154,695		$3.25	58,174
The Phoenix Edge® – VA Option 1		$2.33	66		$3.93	18,600		$3.21	48,144		$3.37	32,906
The Phoenix Edge® – VA Option 2		$-	-		$3.72	1,113		$3.04	3,118		$3.19	29,137
The Phoenix Edge® – VA Option 3		$-	-		$3.66	287		$-	-		$3.14	7,677

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Invesco V.I. American Franchise Fund – Series I Shares			Invesco V.I. Core Equity Fund – Series I Shares			Invesco V.I. Equity and Income Fund – Series II Shares			Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$		14,697,358	$		2,779,784	$		1,611,600	$		986,237

Total assets	$		14,697,358	$		2,779,784	$		1,611,600	$		986,237

Total net assets	$		14,697,358	$		2,779,784	$		1,611,600	$		986,237

Net assets:
Accumulation units	$		14,585,088	$		2,773,021	$		1,611,600	$		966,441

Contracts in payout (annuitization) period	$		112,270	$		6,763	$		-	$		19,796

Total net assets	$		14,697,358	$		2,779,784	$		1,611,600	$		986,237

Units outstanding			3,862,007			918,614			649,926			335,829

Investment shares held			165,828			73,559			78,423			76,040

Investments at cost	$		6,970,334	$		1,881,869	$		1,297,709	$		976,950

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$3.68	4,728		$2.87	5,630		$-	-		$-	-
Phoenix Dimensions® Option 1		$3.80	38,335		$-	-		$2.56	8,022		$-	-
Phoenix Dimensions® Option 2		$3.71	7,543		$-	-		$2.46	18,603		$-	-
Phoenix Dimensions® Option 4		$3.62	3,960		$-	-		$-	-		$-	-
Phoenix Income Choice®		$3.80	2,704		$3.04	2,280		$-	-		$2.99	166
Phoenix Investor’s Edge® Option 1		$3.66	44,462		$2.85	24,871		$2.40	10,768		$2.79	24,584
Phoenix Investor’s Edge® Option 2		$3.60	63,417		$2.78	17,629		$2.34	20,847		$2.72	8,001
Phoenix Investor’s Edge® Option 3		$-	-		$-	-		$2.29	14,123		$-	-
Phoenix Premium Edge®		$3.68	84,954		$2.87	89,020		$2.42	78,986		$2.81	70,471
Phoenix Spectrum Edge® Option 1		$3.86	923,000		$3.11	206,659		$2.62	26,664		$3.07	65,515
Phoenix Spectrum Edge® Option 2		$3.80	2,194,484		$3.04	473,060		$2.56	104,644		$2.99	95,262
Phoenix Spectrum Edge® Option 3		$3.75	175,904		$2.97	33,894		$2.50	77,167		$2.91	27,067
Phoenix Spectrum Edge® Option 4		$3.79	2,956		$-	-		$-	-		$-	-
Phoenix Spectrum Edge® + Option 2		$-	-		$-	-		$2.21	7,230		$-	-
Retirement Planner’s Edge		$3.75	4,707		$2.97	2,881		$2.50	377		$2.91	-
The Big Edge Choice®		$3.76	156,821		$2.98	31,011		$2.42	153,274		$2.93	30,638
The Phoenix Edge® – VA Option 1		$3.94	37,653		$3.21	26,916		$2.70	539		$3.18	3,444
The Phoenix Edge® – VA Option 2		$3.80	106,700		$3.04	543		$2.56	117,913		$2.99	10,681
The Phoenix Edge® – VA Option 3		$3.77	9,679		$2.99	4,220		$2.52	10,769		$-	-

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares			Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares			Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares			Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Assets:
Investments at fair value	$		491,129	$		3,146,681	$		33,884,275	$		2,347,979

Total assets	$		491,129	$		3,146,681	$		33,884,275	$		2,347,979

Total net assets	$		491,129	$		3,146,681	$		33,884,275	$		2,347,979

Net assets:
Accumulation units	$		471,962	$		3,132,376	$		33,612,480	$		2,311,353

Contracts in payout (annuitization) period	$		19,167	$		14,305	$		271,795	$		36,626

Total net assets	$		491,129	$		3,146,681	$		33,884,275	$		2,347,979

Units outstanding			153,593			1,393,797			12,488,615			956,924

Investment shares held			25,182			255,828			846,261			83,797

Investments at cost	$		688,171	$		2,980,657	$		23,331,758	$		1,726,690

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$-	-		$-	-		$2.58	12,404		$2.38	303
Phoenix Dimensions® Option 1		$-	-		$2.32	12,386		$2.74	277,129		$2.49	10,166
Phoenix Dimensions® Option 2		$-	-		$-	-		$2.63	28,033		$-	-
Phoenix Dimensions® Option 3		$-	-		$-	-		$2.63	130		$-	-
Phoenix Dimensions® Option 4		$-	-		$-	-		$2.52	61,437		$-	-
Phoenix Income Choice®		$-	-		$-	-		$2.73	6,585		$-	-
Phoenix Investor’s Edge® Option 1		$3.02	5,125		$2.17	94,918		$2.56	311,904		$2.36	66,006
Phoenix Investor’s Edge® Option 2		$-	-		$2.12	22,784		$2.49	216,905		$2.30	27,020
Phoenix Investor’s Edge® Option 3		$-	-		$2.07	24,629		$-	-		$2.25	3,080
Phoenix Investor’s Edge® Option 4		$2.92	1,796		$-	-		$2.47	4,361		$2.28	2,353
Phoenix Premium Edge®		$3.05	8,959		$2.19	255,795		$2.58	330,834		$2.38	174,237
Phoenix Spectrum Edge® Option 1		$3.31	16,096		$2.39	159,546		$2.81	2,658,282		$2.59	88,344
Phoenix Spectrum Edge® Option 2		$3.23	51,973		$2.33	185,651		$2.74	6,985,124		$2.53	201,334
Phoenix Spectrum Edge® Option 3		$3.15	4,950		$2.27	59,432		$2.67	398,989		$2.47	7,324
Phoenix Spectrum Edge® Option 4		$-	-		$-	-		$2.71	6,025		$2.51	1,564
Phoenix Spectrum Edge® + Option 1		$-	-		$2.03	58,920		$2.15	51,795		$1.91	26,214
Phoenix Spectrum Edge® + Option 2		$-	-		$1.99	21,488		$2.10	330,098		$1.87	19,905
Retirement Planner’s Edge		$3.15	24,322		$2.27	94,036		$2.67	105,860		$2.47	46,214
The Big Edge Choice®		$3.16	20,715		$2.28	315,643		$2.68	405,756		$2.48	128,228
The Phoenix Edge® – VA Option 1		$3.43	3,129		$2.47	33,127		$2.90	104,998		$2.68	62,120
The Phoenix Edge® – VA Option 2		$-	-		$2.33	27,964		$2.74	105,499		$2.53	14,469
The Phoenix Edge® – VA Option 3		$3.18	16,528		$2.29	27,478		$2.69	86,467		$2.49	78,043

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II			Morningstar Balanced ETF Asset Allocation Portfolio – Class II			Morningstar Growth ETF Asset Allocation Portfolio – Class II			Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$		5,625,404	$		18,726,090	$		8,504,678	$		18,841,810

Total assets	$		5,625,404	$		18,726,090	$		8,504,678	$		18,841,810

Total net assets	$		5,625,404	$		18,726,090	$		8,504,678	$		18,841,810

Net assets:
Accumulation units	$		5,625,404	$		18,529,746	$		8,449,830	$		18,839,619

Contracts in payout (annuitization) period	$		-	$		196,344	$		54,848	$		2,191

Total net assets	$		5,625,404	$		18,726,090	$		8,504,678	$		18,841,810

Units outstanding			2,480,635			10,482,968			4,097,929			12,488,694

Investment shares held			378,306			1,585,613			677,663			1,680,804

Investments at cost	$		3,517,744	$		16,029,382	$		6,591,632	$		17,754,325

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$2.19	-		$-	-		$-	-		$-	-
Phoenix Dimensions® Option 1		$2.28	30,730		$1.81	1,809,889		$2.10	299,511		$1.53	927,379
Phoenix Dimensions® Option 2		$2.21	54,002		$1.76	362,961		$2.04	140,762		$1.49	336,729
Phoenix Dimensions® Option 4		$2.15	192,874		$1.71	374,109		$1.98	346,219		$1.44	268,449
Phoenix Investor’s Edge® Option 1		$2.18	21,516		$1.73	1,195,726		$2.00	138,377		$1.46	940,978
Phoenix Investor’s Edge® Option 2		$2.14	44,493		$1.71	631,578		$1.97	25,140		$1.44	251,550
Phoenix Investor’s Edge® Option 3		$-	-		$-	-		$-	-		$1.41	116,235
Phoenix Premium Edge®		$2.19	14,191		$1.74	1,055,963		$2.01	338,322		$1.47	679,008
Phoenix Spectrum Edge® Option 1		$2.32	533,982		$1.85	927,126		$2.13	220,093		$1.55	794,797
Phoenix Spectrum Edge® Option 2		$2.28	903,474		$1.81	1,350,079		$2.10	1,151,772		$1.53	1,219,487
Phoenix Spectrum Edge® Option 3		$2.24	117,023		$1.78	130,532		$2.06	50,121		$-	-
Phoenix Spectrum Edge® + Option 1		$2.29	203,635		$1.83	531,504		$2.11	237,445		$1.54	1,206,385
Phoenix Spectrum Edge® + Option 2		$2.25	214,311		$1.79	1,671,811		$2.07	335,727		$1.51	4,487,882
Retirement Planner’s Edge		$-	-		$1.78	22,580		$-	-		$1.50	53,995
The Big Edge Choice®		$2.24	2,083		$1.79	274,389		$2.07	345,065		$1.51	498,394
The Phoenix Edge® – VA Option 1		$2.37	21,506		$1.89	92,542		$2.18	195,849		$1.59	92,025
The Phoenix Edge® – VA Option 2		$2.28	126,815		$1.81	52,179		$2.10	272,672		$1.53	78,011
The Phoenix Edge® – VA Option 3		$-	-		$-	-		$2.07	854		$1.51	537,390

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class			PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class			PIMCO Real Return Portfolio – Advisor Class			PIMCO Total Return Portfolio – Advisor Class
Assets:
Investments at fair value	$		732,748	$		16,214,114	$		1,312,936	$		3,962,933

Total assets	$		732,748	$		16,214,114	$		1,312,936	$		3,962,933

Total net assets	$		732,748	$		16,214,114	$		1,312,936	$		3,962,933

Net assets:
Accumulation units	$		635,728	$		16,135,729	$		1,312,936	$		3,962,933

Contracts in payout (annuitization) period	$		97,020	$		78,385	$		-	$		-

Total net assets	$		732,748	$		16,214,114	$		1,312,936	$		3,962,933

Units outstanding			324,610			22,596,847			805,838			2,346,873

Investment shares held			20,343			2,068,127			93,848			368,302

Investments at cost	$		520,171	$		43,035,660	$		1,185,848	$		3,860,587

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Asset Manager Option 1		$-	-		$-	-		$-	-		$1.94	-
Asset Manager Option 2		$-	-		$-	-		$-	-		$1.86	-
Freedom Edge®		$2.22	-		$0.69	11,386		$1.55	98,173		$1.63	98,491
Phoenix Dimensions® Option 1		$2.27	-		$0.73	1,139,953		$1.64	73,961		$1.72	25,686
Phoenix Dimensions® Option 2		$2.24	-		$0.70	376,733		$-	-		$1.65	23,573
Phoenix Dimensions® Option 3		$-	-		$-	-		$-	-		$1.65	66
Phoenix Dimensions® Option 4		$2.20	69		$0.67	262,802		$-	-		$1.59	-
Phoenix Income Choice®		$-	-		$-	-		$-	-		$1.72	-
Phoenix Investor’s Edge® Option 1		$2.22	-		$0.68	743,249		$1.54	11,308		$1.61	87,689
Phoenix Investor’s Edge® Option 2		$2.20	41,217		$0.66	244,055		$1.51	6,054		$1.58	37,011
Phoenix Investor’s Edge® Option 3		$-	-		$-	-		$-	-		$1.54	12,957
Phoenix Investor’s Edge® Option 4		$-	-		$-	-		$-	-		$1.56	-
Phoenix Premium Edge®		$2.22	15,698		$0.69	894,447		$1.55	58,896		$1.63	170,710
Phoenix Spectrum Edge® Option 1		$2.29	42,781		$0.74	697,934		$1.68	58,067		$1.76	103,677
Phoenix Spectrum Edge® Option 2		$2.27	96,586		$0.73	2,468,933		$1.64	43,102		$1.72	64,802
Phoenix Spectrum Edge® Option 3		$2.25	9,917		$0.71	50,901		$1.61	10,018		$1.68	52,891
Phoenix Spectrum Edge® Option 4		$-	-		$-	-		$-	-		$1.71	-
Phoenix Spectrum Edge® + Option 1		$2.28	4,104		$0.73	3,744,964		$1.61	26,752		$1.67	30,069
Phoenix Spectrum Edge® + Option 2		$2.26	12,011		$0.72	11,669,887		$-	-		$1.63	12,125
Retirement Planner’s Edge		$2.25	39,232		$0.71	111,466		$1.61	99,100		$1.68	468,508
The Big Edge Choice®		$2.25	44,249		$0.75	105,831		$1.59	110,294		$1.65	687,216
The Phoenix Edge® – VA Option 1		$-	-		$0.77	23,077		$1.74	144,353		$1.82	363,450
The Phoenix Edge® – VA Option 2		$2.27	18,746		$0.73	40,390		$1.64	32,575		$1.72	95,086
The Phoenix Edge® – VA Option 3		$2.26	-		$0.71	10,839		$1.62	33,185		$1.69	12,866

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Rydex VT Inverse Government Long Bond Strategy Fund			Rydex VT Nova Fund			Templeton Developing Markets VIP Fund – Class 2			Templeton Foreign VIP Fund – Class 2
Assets:
Investments at fair value	$		99,149	$		222,017	$		1,791,733	$		4,409,552

Total assets	$		99,149	$		222,017	$		1,791,733	$		4,409,552

Total net assets	$		99,149	$		222,017	$		1,791,733	$		4,409,552

Net assets:
Accumulation units	$		99,149	$		222,017	$		1,790,651	$		4,394,109

Contracts in payout (annuitization) period	$		-	$		-	$		1,082	$		15,443

Total net assets	$		99,149	$		222,017	$		1,791,733	$		4,409,552

Units outstanding			542,156			30,565			790,050			1,651,615

Investment shares held			1,464			1,129			167,923			324,470

Investments at cost	$		436,777	$		48,821	$		1,559,098	$		4,824,326

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$-	-		$-	-		$-	-		$1.87	3,391
Phoenix Dimensions® Option 1		$-	-		$-	-		$1.48	42,134		$1.49	43,893
Phoenix Dimensions® Option 2		$-	-		$-	-		$1.42	12,732		$1.43	43,174
Phoenix Dimensions® Option 3		$-	-		$-	-		$1.42	85		$1.43	154
Phoenix Dimensions® Option 4		$-	-		$-	-		$-	-		$1.37	2,083
Phoenix Income Choice®		$-	-		$-	-		$-	-		$3.29	811
Phoenix Investor’s Edge® Option 1		$0.17	108,381		$6.86	1,552		$1.39	17,546		$3.38	46,731
Phoenix Investor’s Edge® Option 2		$0.17	26,593		$6.67	785		$1.35	7,089		$3.28	9,352
Phoenix Investor’s Edge® Option 3		$0.17	1,185		$6.48	993		$1.32	15,654		$3.18	3,266
Phoenix Investor’s Edge® Option 4		$-	-		$-	-		$-	-		$3.24	1,551
Phoenix Premium Edge®		$0.18	158,795		$6.93	10,745		$5.63	24,881		$2.65	154,774
Phoenix Spectrum Edge® Option 1		$0.19	662		$7.61	1,860		$1.51	20,107		$3.78	138,593
Phoenix Spectrum Edge® Option 2		$0.19	174,727		$7.40	6,590		$1.48	101,565		$3.66	242,344
Phoenix Spectrum Edge® Option 3		$-	-		$7.19	1,551		$-	-		$3.55	35,423
Phoenix Spectrum Edge® Option 4		$-	-		$-	-		$1.46	1,673		$3.63	1,757
Phoenix Spectrum Edge® + Option 1		$-	-		$-	-		$1.26	53,256		$1.04	92,139
Phoenix Spectrum Edge® + Option 2		$-	-		$-	-		$1.23	136		$-	-
Retirement Planner’s Edge		$-	-		$-	-		$4.99	7,483		$3.11	38,710
The Big Edge Choice®		$-	-		$-	-		$1.87	412,880		$1.97	558,517
The Phoenix Edge® – VA Option 1		$0.20	71,813		$7.90	6,489		$6.47	52,578		$3.43	176,527
The Phoenix Edge® – VA Option 2		$-	-		$-	-		$5.98	17,740		$3.25	53,350
The Phoenix Edge® – VA Option 3		$-	-		$-	-		$5.06	2,511		$2.96	5,075

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Templeton Growth VIP Fund – Class 2			TVST Touchstone Balanced Fund			TVST Touchstone Bond Fund			TVST Touchstone Common Stock Fund
Assets:
Investments at fair value	$		15,973,008	$		1,363,825	$		15,193,369	$		65,174,465

Total assets	$		15,973,008	$		1,363,825	$		15,193,369	$		65,174,465

Total net assets	$		15,973,008	$		1,363,825	$		15,193,369	$		65,174,465

Net assets:
Accumulation units	$		15,744,762	$		1,363,825	$		15,128,219	$		64,802,865

Contracts in payout (annuitization) period	$		228,246	$		-	$		65,150	$		371,600

Total net assets	$		15,973,008	$		1,363,825	$		15,193,369	$		65,174,465

Units outstanding			8,616,547			537,702			10,180,857			17,964,337

Investment shares held			1,378,143			86,868			1,466,541			4,806,376

Investments at cost	$		18,104,333	$		1,090,374	$		14,978,475	$		59,395,751

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$2.09	16,398		$2.46	60,903		$1.44	8,012		$3.49	10,734
Phoenix Dimensions® Option 1		$1.70	363,340		$2.59	737		$1.51	522,509		$3.68	946,934
Phoenix Dimensions® Option 2		$1.63	367,560		$-	-		$1.46	188,109		$3.54	351,359
Phoenix Dimensions® Option 3		$1.63	1,065		$-	-		$-	-		$-	-
Phoenix Dimensions® Option 4		$1.56	50,866		$-	-		$1.41	53,622		$3.42	205,336
Phoenix Investor’s Edge® Option 1		$3.81	298,823		$-	-		$1.43	298,651		$3.47	547,442
Phoenix Investor’s Edge® Option 2		$3.69	351,605		$2.39	55,939		$1.40	87,939		$3.39	164,085
Phoenix Investor’s Edge® Option 3		$3.58	829		$2.34	15,743		$-	-		$-	-
Phoenix Premium Edge®		$3.68	279,396		$2.46	19,858		$1.44	452,850		$3.49	612,802
Phoenix Spectrum Edge® Option 1		$4.26	114,807		$2.65	5,472		$1.54	57,169		$3.76	91,920
Phoenix Spectrum Edge® Option 2		$4.13	276,353		$2.59	39,076		$1.51	341,885		$3.68	389,570
Phoenix Spectrum Edge® Option 3		$4.00	8,118		$2.53	35,108		$1.48	41,652		$3.60	45,011
Phoenix Spectrum Edge® + Option 1		$1.24	1,130,495		$2.61	8,946		$1.52	2,110,297		$3.70	3,492,545
Phoenix Spectrum Edge® + Option 2		$1.21	4,457,185		$2.55	156		$1.49	5,745,304		$3.62	10,826,100
Retirement Planner’s Edge		$4.51	38,439		$2.53	29,554		$1.48	99,946		$3.60	54,483
The Big Edge Choice®		$2.69	762,029		$2.54	176,135		$1.48	62,396		$3.61	126,848
The Phoenix Edge® – VA Option 1		$5.16	54,144		$2.72	57,799		$1.59	15,326		$3.87	71,345
The Phoenix Edge® – VA Option 2		$4.89	21,153		$2.59	32,276		$1.51	43,303		$3.68	17,926
The Phoenix Edge® – VA Option 3		$4.23	23,942		$-	-		$1.49	51,887		$3.62	9,897

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	TVST Touchstone Small Company Fund			Virtus Duff & Phelps Real Estate Securities Series – Class A Shares			Virtus KAR Capital Growth Series – Class A Shares			Virtus KAR Enhanced Core Equity Series – Class A Shares
Assets:
Investments at fair value	$		10,300,501	$		34,075,994	$		44,995,935	$		36,751,846

Total assets	$		10,300,501	$		34,075,994	$		44,995,935	$		36,751,846

Total net assets	$		10,300,501	$		34,075,994	$		44,995,935	$		36,751,846

Net assets:
Accumulation units	$		10,248,404	$		33,775,633	$		44,706,345	$		32,274,324

Contracts in payout (annuitization) period	$		52,097	$		300,361	$		289,590	$		4,477,522

Total net assets	$		10,300,501	$		34,075,994	$		44,995,935	$		36,751,846

Units outstanding			3,021,873			6,731,467			8,460,690			7,892,623

Investment shares held			538,448			1,345,813			914,824			2,891,569

Investments at cost	$		7,560,413	$		31,351,720	$		20,809,359	$		32,325,338

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$3.28	6,828		$5.56	3,325		$-	-		$3.32	15,073
Phoenix Dimensions® Option 1		$3.45	137,719		$3.68	300,092		$4.39	8,009		$2.90	33,722
Phoenix Dimensions® Option 2		$3.33	67,720		$3.53	83,652		$-	-		$2.78	5,887
Phoenix Dimensions® Option 3		$-	-		$3.53	57		$-	-		$2.78	172
Phoenix Dimensions® Option 4		$3.21	34,478		$3.38	70,162		$-	-		$2.67	8,332
Phoenix Income Choice®		$-	-		$15.77	447		$7.16	2,508		$5.79	72,430
Phoenix Income Choice® with GPAF		$-	-		$-	-		$-	-		$2.56	1,496,439
Phoenix Investor’s Edge® Option 1		$3.25	84,082		$14.41	55,833		$7.66	14,839		$5.71	107,883
Phoenix Investor’s Edge® Option 2		$3.18	24,545		$13.98	23,764		$7.43	44,494		$5.54	138,977
Phoenix Investor’s Edge® Option 3		$-	-		$13.56	2,827		$7.20	460		$5.37	6,943
Phoenix Investor’s Edge® Option 4		$-	-		$-	-		$7.35	1,390		$-	-
Phoenix Premium Edge®		$3.28	108,846		$17.06	85,621		$3.97	458,225		$4.76	565,645
Phoenix Spectrum Edge® Option 1		$3.52	18,198		$16.12	205,895		$8.56	222,577		$6.39	703,700
Phoenix Spectrum Edge® Option 2		$3.45	108,488		$15.64	457,095		$8.31	437,011		$6.20	1,591,838
Phoenix Spectrum Edge® Option 3		$3.37	6,534		$15.17	36,569		$8.06	16,814		$6.01	132,002
Phoenix Spectrum Edge® Option 4		$-	-		$-	-		$8.22	596		$6.14	3,012
Phoenix Spectrum Edge® + Option 1		$3.47	513,439		$2.59	1,261,603		$3.84	7,377		$2.27	20,568
Phoenix Spectrum Edge® + Option 2		$3.40	1,633,098		$2.54	3,776,464		$3.75	19,398		$-	-
Retirement Planner’s Edge		$3.37	30,155		$21.74	28,420		$5.24	263,124		$5.34	147,640
The Big Edge Choice®		$3.39	101,874		$13.49	265,906		$4.94	4,957,148		$3.41	1,787,905
The Phoenix Edge® – VA Option 1		$3.63	90,641		$24.12	43,008		$5.65	1,246,456		$5.98	638,573
The Phoenix Edge® – VA Option 2		$3.45	54,896		$22.09	24,747		$5.22	641,956		$5.46	269,112
The Phoenix Edge® – VA Option 3		$3.40	332		$20.64	5,980		$5.08	118,308		$5.55	146,770

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Virtus KAR Small-Cap Growth Series – Class A Shares			Virtus KAR Small-Cap Value Series – Class A Shares			Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares			Virtus SGA International Growth Series – Class A Shares
Assets:
Investments at fair value	$		35,984,482	$		41,997,589	$		43,588,322	$		91,928,995

Total assets	$		35,984,482	$		41,997,589	$		43,588,322	$		91,928,995

Total net assets	$		35,984,482	$		41,997,589	$		43,588,322	$		91,928,995

Net assets:
Accumulation units	$		35,882,120	$		41,808,309	$		43,274,069	$		91,413,955

Contracts in payout (annuitization) period	$		102,362	$		189,280	$		314,253	$		515,040

Total net assets	$		35,984,482	$		41,997,589	$		43,588,322	$		91,928,995

Units outstanding			1,542,501			7,975,107			15,899,593			40,789,353

Investment shares held			994,871			2,112,555			4,636,982			6,383,958

Investments at cost	$		17,763,015	$		29,804,294	$		43,150,483	$		103,863,756

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$8.62	11,203		$4.82	1,809		$2.06	51,261		$2.79	20,924
Phoenix Dimensions® Option 1		$8.09	11,169		$3.50	392,514		$1.98	849,121		$2.15	1,562,583
Phoenix Dimensions® Option 2		$-	-		$3.36	129,920		$1.90	203,617		$2.07	474,019
Phoenix Dimensions® Option 4		$7.43	3,852		$3.22	84,466		$1.82	86,803		$1.98	363,737
Phoenix Income Choice®		$24.37	353		$11.36	32		$5.21	4,606		$5.05	2,794
Phoenix Investor’s Edge® Option 1		$22.54	14,979		$10.55	83,209		$4.69	307,417		$5.21	414,547
Phoenix Investor’s Edge® Option 2		$21.88	22,954		$10.23	72,044		$4.55	119,418		$5.05	204,572
Phoenix Investor’s Edge® Option 3		$21.24	1,622		$9.92	11,018		$4.41	2,906		$-	-
Phoenix Investor’s Edge® Option 4		$21.66	235		$-	-		$4.50	9,341		$5.00	2,048
Phoenix Premium Edge®		$22.76	166,249		$11.10	231,992		$5.12	681,234		$3.26	856,333
Phoenix Spectrum Edge® Option 1		$25.10	134,344		$11.80	320,676		$5.24	505,937		$5.83	1,673,848
Phoenix Spectrum Edge® Option 2		$24.38	157,123		$11.45	876,678		$5.09	1,276,883		$5.65	4,593,034
Phoenix Spectrum Edge® Option 3		$23.67	37,400		$11.10	57,418		$4.93	76,500		$5.48	309,695
Phoenix Spectrum Edge® Option 4		$24.14	142		$11.33	829		$5.04	2,996		$5.59	2,988
Phoenix Spectrum Edge® + Option 1		$5.48	12,739		$2.59	1,260,946		$1.83	2,671,547		$1.34	6,965,234
Phoenix Spectrum Edge® + Option 2		$5.36	43,920		$2.53	3,818,998		$1.79	7,002,915		$1.31	21,993,423
Retirement Planner’s Edge		$23.67	61,440		$11.89	50,618		$5.53	150,275		$3.90	84,958
The Big Edge Choice®		$23.79	424,722		$12.86	269,063		$3.43	1,328,298		$3.53	740,366
The Phoenix Edge® – VA Option 1		$26.11	272,394		$14.30	134,174		$6.25	283,445		$4.40	369,682
The Phoenix Edge® – VA Option 2		$24.38	154,423		$12.32	93,659		$5.77	127,808		$3.97	116,625
The Phoenix Edge® – VA Option 3		$23.90	11,238		$12.81	85,044		$5.36	157,265		$3.69	37,943

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2021

(Continued)

	Virtus Strategic Allocation Series – Class A Shares			Wanger International			Wanger Select			Wanger USA
Assets:
Investments at fair value	$		15,868,335	$		41,070,177	$		5,183,152	$		35,088,271

Total assets	$		15,868,335	$		41,070,177	$		5,183,152	$		35,088,271

Total net assets	$		15,868,335	$		41,070,177	$		5,183,152	$		35,088,271

Net assets:
Accumulation units	$		15,725,011	$		40,782,743	$		5,161,992	$		34,912,229

Contracts in payout (annuitization) period	$		143,324	$		287,434	$		21,160	$		176,042

Total net assets	$		15,868,335	$		41,070,177	$		5,183,152	$		35,088,271

Units outstanding			2,694,592			7,570,718			541,084			2,803,906

Investment shares held			906,795			1,259,049			268,557			1,363,181

Investments at cost	$		13,117,096	$		30,400,392	$		4,603,644	$		27,698,073

	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding	Unit Value		Units Outstanding
Freedom Edge®		$-	-		$5.51	5,506		$-	-		$-	-
Phoenix Dimensions® Option 1		$2.95	32,900		$3.60	217,399		$3.84	22,735		$4.11	16,533
Phoenix Dimensions® Option 2		$-	-		$3.45	85,990		$3.68	14,263		$3.94	11,557
Phoenix Dimensions® Option 3		$-	-		$3.45	74		$-	-		$3.94	71
Phoenix Dimensions® Option 4		$-	-		$3.31	54,735		$3.53	749		$-	-
Phoenix Income Choice®		$-	-		$10.09	894		$-	-		$11.36	495
Phoenix Investor’s Edge® Option 1		$6.01	12,977		$11.15	50,905		$9.97	13,810		$11.04	18,797
Phoenix Investor’s Edge® Option 2		$5.83	5,545		$10.81	25,023		$9.67	4,154		$10.70	7,276
Phoenix Investor’s Edge® Option 3		$5.65	4,780		$10.48	461		$-	-		$10.38	1,552
Phoenix Investor’s Edge® Option 4		$-	-		$10.70	492		$-	-		$-	-
Phoenix Premium Edge®		$5.94	96,591		$6.34	219,750		$10.53	63,847		$12.42	122,329
Phoenix Spectrum Edge® Option 1		$6.72	62,949		$12.46	261,931		$11.15	52,896		$12.34	86,614
Phoenix Spectrum Edge® Option 2		$6.52	156,404		$12.09	570,087		$10.81	51,762		$11.97	136,945
Phoenix Spectrum Edge® Option 3		$6.32	5,444		$11.73	31,728		$10.49	5,363		$11.61	5,941
Phoenix Spectrum Edge® + Option 1		$2.52	22,193		$2.06	1,063,210		$2.53	34,790		$3.27	16,330
Phoenix Spectrum Edge® + Option 2		$2.47	14,345		$2.01	3,371,117		$2.48	6,077		$3.20	39,218
Retirement Planner’s Edge		$6.55	9,848		$10.07	32,630		$13.63	15,456		$12.61	46,666
The Big Edge Choice®		$5.46	1,729,052		$11.30	1,241,527		$7.94	153,957		$12.69	1,747,460
The Phoenix Edge® – VA Option 1		$7.62	348,400		$11.27	222,260		$14.84	63,191		$14.00	365,129
The Phoenix Edge® – VA Option 2		$6.91	178,044		$10.18	89,012		$13.45	36,878		$12.84	143,384
The Phoenix Edge® – VA Option 3		$6.70	15,120		$9.94	25,987		$12.91	1,156		$12.67	37,609

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

	AB VPS Balanced Wealth Strategy Portfolio – Class B	Alger Capital Appreciation Portfolio – Class I-2 Shares	AMT Sustainable Equity Portfolio - Class S	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
Income:

Dividends	$12,947	$-	$52,999	$20,183

Expenses:

Mortality and expense fees	71,054	49,862	372,827	27,914

Administrative fees	6,452	5,611	38,612	3,148

Net investment income (loss)	(64,559)	(55,473)	(358,440)	(10,879)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	38,343	145,036	982,620	142,654

Realized gain distributions	112,547	932,126	582,223	68,536

Realized gain (loss)	150,890	1,077,162	1,564,843	211,190

Change in unrealized appreciation (depreciation) during the year	494,627	(307,322)	4,798,398	313,633

Net increase (decrease) in net assets from operations	$580,958	$714,367	$6,004,801	$513,944

	DWS Equity 500 Index VIP – Class A	DWS Small Cap Index VIP – Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II - Service Shares
Income:

Dividends	$329,455	$3,881	$675,238	$329

Expenses:

Mortality and expense fees	259,757	5,375	377,823	242,959

Administrative fees	27,669	569	41,227	25,480

Net investment income (loss)	42,029	(2,063)	256,188	(268,110)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	1,571,905	20,647	(34,107)	-

Realized gain distributions	966,073	26,981	-	-

Realized gain (loss)	2,537,978	47,628	(34,107)	-

Change in unrealized appreciation (depreciation) during the year	2,713,838	9,102	(1,327,654)	1,184

Net increase (decrease) in net assets from operations	$5,293,845	$54,667	$(1,105,573)	$(266,926)

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Federated Hermes High Income Bond Fund II – Primary Shares	Fidelity® VIP Contrafund® Portfolio – Service Class	Fidelity® VIP Growth Opportunities Portfolio – Service Class	Fidelity® VIP Growth Portfolio – Service Class
Income:

Dividends	$234,768	$13,170	$-	$-

Expenses:

Mortality and expense fees	58,145	318,916	800,666	168,520

Administrative fees	5,944	33,904	84,465	18,245

Net investment income (loss)	170,679	(339,650)	(885,131)	(186,765)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(70,281)	1,953,736	8,590,197	559,267

Realized gain distributions	-	3,287,819	6,245,678	3,016,198

Realized gain (loss)	(70,281)	5,241,555	14,835,875	3,575,465

Change in unrealized appreciation (depreciation) during the year	61,834	1,424,495	(6,908,156)	(557,124)

Net increase (decrease) in net assets from operations	$162,232	$6,326,400	$7,042,588	$2,831,576

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class	Franklin Flex Cap Growth VIP Fund – Class 2	Franklin Income VIP Fund – Class 2	Franklin Mutual Shares VIP Fund – Class 2
Income:

Dividends	$419,729	$-	$709,741	$531,004

Expenses:

Mortality and expense fees	259,673	4,478	193,496	235,674

Administrative fees	26,892	451	18,765	23,526

Net investment income (loss)	133,164	(4,929)	497,480	271,804

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(10,451)	13,985	(278)	459,917

Realized gain distributions	588,797	22,449	-	-

Realized gain (loss)	578,346	36,434	(278)	459,917

Change in unrealized appreciation (depreciation) during the year	(1,151,307)	12,563	1,617,865	2,333,759

Net increase (decrease) in net assets from operations	$(439,797)	$44,068	$2,115,067	$3,065,480

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Guggenheim VT Long Short Equity Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Income:

Dividends	$1,195	$-	$-	$36,205

Expenses:

Mortality and expense fees	2,613	11,059	18,182	253,005

Administrative fees	251	1,151	1,852	26,318

Net investment income (loss)	(1,669)	(12,210)	(20,034)	(243,118)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	20,560	7,184	57,500	1,953,558

Realized gain distributions	-	51,284	74,384	1,265,930

Realized gain (loss)	20,560	58,468	131,884	3,219,488

Change in unrealized appreciation (depreciation) during the year	22,722	125,273	77,042	1,038,872

Net increase (decrease) in net assets from operations	$41,613	$171,531	$188,892	$4,015,242

	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Income:

Dividends	$-	$17,477	$26,074	$4,226

Expenses:

Mortality and expense fees	174,282	31,236	19,711	12,316

Administrative fees	19,358	3,390	1,956	1,245

Net investment income (loss)	(193,640)	(17,149)	4,407	(9,335)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	1,287,921	72,874	20,950	6,639

Realized gain distributions	1,736,758	59,860	15,563	-

Realized gain (loss)	3,024,679	132,734	36,513	6,639

Change in unrealized appreciation (depreciation) during the year	(1,258,498)	513,491	194,695	199,691

Net increase (decrease) in net assets from operations	$1,572,541	$629,076	$235,615	$196,995

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Income:

Dividends	$260	$95,248	$333,440	$12,916

Expenses:

Mortality and expense fees	6,027	43,376	385,215	28,674

Administrative fees	630	4,327	42,327	2,907

Net investment income (loss)	(6,397)	47,545	(94,102)	(18,665)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(10,546)	61,600	1,923,972	105,210

Realized gain distributions	538	50,391	3,419,433	208,972

Realized gain (loss)	(10,008)	111,991	5,343,405	314,182

Change in unrealized appreciation (depreciation) during the year	101,138	(88,280)	2,901,457	256,469

Net increase (decrease) in net assets from operations	$84,733	$71,256	$8,150,760	$551,986

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Income:

Dividends	$59,576	$247,566	$102,398	$262,838

Expenses:

Mortality and expense fees	65,745	243,871	105,828	242,125

Administrative fees	7,062	23,967	10,792	24,385

Net investment income (loss)	(13,231)	(20,272)	(14,222)	(3,672)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	156,718	300,158	208,981	169,219

Realized gain distributions	118,034	716,453	294,706	568,806

Realized gain (loss)	274,752	1,016,611	503,687	738,025

Change in unrealized appreciation (depreciation) during the year	599,010	704,261	605,282	230,605

Net increase (decrease) in net assets from operations	$860,531	$1,700,600	$1,094,747	$964,958

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	PIMCO CommodityReal Return ® Strategy Portfolio – Advisor Class	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class
Income:

Dividends	$-	$679,440	$68,203	$70,203

Expenses:

Mortality and expense fees	9,502	203,078	16,433	50,000

Administrative fees	960	20,919	1,774	5,200

Net investment income (loss)	(10,462)	455,443	49,996	15,003

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	28,036	291,862	43,738	32,718

Realized gain distributions	88,452	-	-	174,202

Realized gain (loss)	116,488	291,862	43,738	206,920

Change in unrealized appreciation (depreciation) during the year	(22,839)	3,760,662	(36,282)	(334,943)

Net increase (decrease) in net assets from operations	$83,187	$4,507,967	$57,452	$(113,020)

	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2
Income:

Dividends	$-	$669	$18,285	$88,783

Expenses:

Mortality and expense fees	1,306	3,390	23,996	55,580

Administrative fees	128	325	2,551	5,979

Net investment income (loss)	(1,434)	(3,046)	(8,262)	27,224

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(2,564)	215,619	53,414	(20,463)

Realized gain distributions	-	8,010	41,907	-

Realized gain (loss)	(2,564)	223,629	95,321	(20,463)

Change in unrealized appreciation (depreciation) during the year	3,564	(122,060)	(212,064)	138,102

Net increase (decrease) in net assets from operations	$(434)	$98,523	$(125,005)	$144,863

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Income:

Dividends	$185,957	$2,984	$372,519	$338,436

Expenses:

Mortality and expense fees	216,070	17,064	178,280	802,400

Administrative fees	21,169	1,680	18,346	82,303

Net investment income (loss)	(51,282)	(15,760)	175,893	(546,267)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	(84,392)	49,361	7,187	4,413,120

Realized gain distributions	-	15,184	82,408	2,065,772

Realized gain (loss)	(84,392)	64,545	89,595	6,478,892

Change in unrealized appreciation (depreciation) during the year	751,177	142,623	(618,032)	9,248,714

Net increase (decrease) in net assets from operations	$615,503	$191,408	$(352,544)	$15,181,339

	TVST Touchstone Small Company Fund	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Enhanced Core Equity Series – Class A Shares
Income:

Dividends	$7,130	$215,614	$-	$815,645

Expenses:

Mortality and expense fees	133,003	368,382	528,184	473,164

Administrative fees	13,753	38,857	56,704	41,071

Net investment income (loss)	(139,626)	(191,625)	(584,888)	301,410

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	739,527	680,498	1,418,323	344,556

Realized gain distributions	191,340	566,313	4,756,993	1,482,063

Realized gain (loss)	930,867	1,246,811	6,175,316	1,826,619

Change in unrealized appreciation (depreciation) during the year	1,474,106	10,412,660	(984,573)	3,332,813

Net increase (decrease) in net assets from operations	$2,265,347	$11,467,846	$4,605,855	$5,460,842

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF OPERATIONS

For the period ended December 31, 2021

(Continued)

	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus SGA International Growth Series – Class A Shares
Income:

Dividends	$-	$48,665	$1,236,992	$-

Expenses:

Mortality and expense fees	434,315	515,294	532,544	1,113,723

Administrative fees	47,352	54,366	55,329	118,532

Net investment income (loss)	(481,667)	(520,995)	649,119	(1,232,255)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	603,181	1,864,440	6,879	(774,342)

Realized gain distributions	5,271,914	5,335,593	-	7,541,616

Realized gain (loss)	5,875,095	7,200,033	6,879	6,767,274

Change in unrealized appreciation (depreciation) during the year	(4,002,884)	690,329	(758,116)	891,543

Net increase (decrease) in net assets from operations	$1,390,544	$7,369,367	$(102,118)	$6,426,562

	Virtus Strategic Allocation Series – Class A Shares	Wanger International	Wanger Select	Wanger USA
Income:

Dividends	$63,422	$225,739	$-	$272,399

Expenses:

Mortality and expense fees	191,954	485,849	66,704	443,390

Administrative fees	20,672	51,363	7,251	47,051

Net investment income (loss)	(149,204)	(311,473)	(73,955)	(218,042)

Realized gains (losses) on investments

Realized gain (loss) on sale of fund shares	377,709	1,308,455	105,942	871,342

Realized gain distributions	1,344,456	622,510	624,041	1,212,753

Realized gain (loss)	1,722,165	1,930,965	729,983	2,084,095

Change in unrealized appreciation (depreciation) during the year	(577,664)	4,916,833	(373,163)	898,625

Net increase (decrease) in net assets from operations	$995,297	$6,536,325	$282,865	$2,764,678

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

	AB VPS Balanced Wealth Strategy Portfolio – Class B		Alger Capital Appreciation Portfolio – Class I-2 Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(64,559)	$33,440	$(55,473)	$(45,248)

Realized gains (losses)	150,890	147,469	1,077,162	585,985

Unrealized appreciation (depreciation) during the year	494,627	195,103	(307,322)	713,047

Net increase (decrease) in net assets from operations	580,958	376,012	714,367	1,253,784

Contract transactions:

Payments received from contract owners	108,857	915	6,619	1,410

Transfers between investment options (including GIA/MVA), net	38,454	256,400	(16,995)	(75,920)

Transfers for contract benefits and terminations	(1,110,448)	(261,200)	(519,657)	(225,345)

Contract maintenance charges	(36,541)	(53,663)	(1,210)	(1,832)

Adjustments to net assets allocated to contracts in payout period	(15,848)	(524)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(1,015,526)	(58,072)	(531,243)	(301,687)

Total increase (decrease) in net assets	(434,568)	317,940	183,124	952,097

Net assets at beginning of period	5,431,140	5,113,200	4,301,176	3,349,079

Net assets at end of period	$4,996,572	$5,431,140	$4,484,300	$4,301,176

	AMT Sustainable Equity Portfolio - Class S		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(358,440)	$(248,863)	$(10,879)	$339

Realized gains (losses)	1,564,843	1,101,748	211,190	100,821

Unrealized appreciation (depreciation) during the year	4,798,398	3,579,570	313,633	149,905

Net increase (decrease) in net assets from operations	6,004,801	4,432,455	513,944	251,065

Contract transactions:

Payments received from contract owners	139,376	73,862	5,342	2,698

Transfers between investment options (including GIA/MVA), net	(777,658)	(105,338)	(41,702)	(80,782)

Transfers for contract benefits and terminations	(3,662,015)	(2,993,819)	(290,455)	(108,521)

Contract maintenance charges	(168,754)	-	(1,382)	(1,596)

Adjustments to net assets allocated to contracts in payout period	(6,647)	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(4,475,698)	(3,025,295)	(328,197)	(188,201)

Total increase (decrease) in net assets	1,529,103	1,407,160	185,747	62,864

Net assets at beginning of period	29,865,336	28,458,176	2,315,119	2,252,255

Net assets at end of period	$31,394,439	$29,865,336	$2,500,866	$2,315,119

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:
Net investment income (loss)	$42,029	$77,032	$(2,063)	$(812)

Realized gains (losses)	2,537,978	1,885,958	47,628	51,843

Unrealized appreciation (depreciation) during the year	2,713,838	1,178,740	9,102	20,590

Net increase (decrease) in net assets from operations	5,293,845	3,141,730	54,667	71,621

Contract transactions:

Payments received from contract owners	90,795	37,539	-	1,004

Transfers between investment options (including GIA/MVA), net	(756,583)	174,121	(49,762)	(54,713)

Transfers for contract benefits and terminations	(3,241,791)	(2,045,786)	(37,487)	(50,571)

Contract maintenance charges	(40,487)	(45,837)	(443)	(529)

Adjustments to net assets allocated to contracts in payout period	(14,304)	6,175	-	-

Net increase (decrease) in net assets resulting from contract transactions	(3,962,370)	(1,873,788)	(87,692)	(104,809)

Total increase (decrease) in net assets	1,331,475	1,267,942	(33,025)	(33,188)

Net assets at beginning of period	21,788,889	20,520,947	461,407	494,595

Net assets at end of period	$23,120,364	$21,788,889	$428,382	$461,407

	Federated Hermes Fund for U.S. Government Securities II		Federated Hermes Government Money Fund II - Service Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$256,188	$411,395	$(268,110)	$(243,229)

Realized gains (losses)	(34,107)	(58,662)	-	(593)

Unrealized appreciation (depreciation) during the year	(1,327,654)	996,164	1,184	-

Net increase (decrease) in net assets from operations	(1,105,573)	1,348,897	(266,926)	(243,822)

Contract transactions:

Payments received from contract owners	433,273	113,280	277,785	820,641

Transfers between investment options (including GIA/MVA), net	3,427,442	2,161,200	4,874,123	9,875,077

Transfers for contract benefits and terminations	(4,437,999)	(4,331,322)	(6,640,415)	(10,139,461)

Contract maintenance charges	(85,582)	(123,241)	(95,097)	(97,202)

Adjustments to net assets allocated to contracts in payout period	(11,933)	(1,433)	5,280	559

Net increase (decrease) in net assets resulting from contract transactions	(674,799)	(2,181,516)	(1,578,324)	459,614

Total increase (decrease) in net assets	(1,780,372)	(832,619)	(1,845,250)	215,792

Net assets at beginning of period	34,031,638	34,864,257	21,247,637	21,031,845

Net assets at end of period	$32,251,266	$34,031,638	$19,402,387	$21,247,637

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Federated Hermes High Income Bond Fund II – Primary Shares		Fidelity® VIP Contrafund® Portfolio – Service Class
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$170,679	$251,869	$(339,650)	$(270,553)

Realized gains (losses)	(70,281)	(45,875)	5,241,555	1,436,433

Unrealized appreciation (depreciation) during the year	61,834	(48,884)	1,424,495	4,866,227

Net increase (decrease) in net assets from operations	162,232	157,110	6,326,400	6,032,107

Contract transactions:

Payments received from contract owners	17,975	7,085	36,657	49,739

Transfers between investment options (including GIA/MVA), net	(68,228)	48,304	(1,571,420)	(1,498,658)

Transfers for contract benefits and terminations	(723,059)	(780,311)	(2,627,934)	(1,693,178)

Contract maintenance charges	(8,247)	(8,820)	(21,813)	(27,142)

Adjustments to net assets allocated to contracts in payout period	(339)	(905)	(3,146)	2,129

Net increase (decrease) in net assets resulting from contract transactions	(781,898)	(734,647)	(4,187,656)	(3,167,110)

Total increase (decrease) in net assets	(619,666)	(577,537)	2,138,744	2,864,997

Net assets at beginning of period	5,222,644	5,800,181	25,627,958	22,762,961

Net assets at end of period	$4,602,978	$5,222,644	$27,766,702	$25,627,958

	Fidelity® VIP Growth Opportunities Portfolio – Service Class		Fidelity® VIP Growth Portfolio – Service Class
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(885,131)	$(786,506)	$(186,765)	$(150,654)

Realized gains (losses)	14,835,875	13,501,663	3,575,465	2,004,822

Unrealized appreciation (depreciation) during the year	(6,908,156)	18,925,474	(557,124)	2,543,020

Net increase (decrease) in net assets from operations	7,042,588	31,640,631	2,831,576	4,397,188

Contract transactions:

Payments received from contract owners	278,868	116,556	144,079	16,124

Transfers between investment options (including GIA/MVA), net	(6,661,677)	(10,348,973)	(790,152)	(887,060)

Transfers for contract benefits and terminations	(8,747,494)	(6,483,784)	(1,576,846)	(1,538,859)

Contract maintenance charges	(274,027)	(295,016)	(25,279)	(31,565)

Adjustments to net assets allocated to contracts in payout period	(14,626)	(9,395)	(7,742)	(30)

Net increase (decrease) in net assets resulting from contract transactions	(15,418,956)	(17,020,612)	(2,255,940)	(2,441,390)

Total increase (decrease) in net assets	(8,376,368)	14,620,019	575,636	1,955,798

Net assets at beginning of period	70,617,452	55,997,433	14,015,990	12,060,192

Net assets at end of period	$62,241,084	$70,617,452	$14,591,626	$14,015,990

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Fidelity® VIP Investment Grade Bond Portfolio – Service Class		Franklin Flex Cap Growth VIP Fund – Class 2
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$133,164	$186,224	$(4,929)	$(4,113)

Realized gains (losses)	578,346	169,790	36,434	23,769

Unrealized appreciation (depreciation) during the year	(1,151,307)	1,218,125	12,563	87,601

Net increase (decrease) in net assets from operations	(439,797)	1,574,139	44,068	107,257

Contract transactions:

Payments received from contract owners	164,852	36,845	8,356	6,610

Transfers between investment options (including GIA/MVA), net	3,816,245	1,703,893	(2,844)	(25,321)

Transfers for contract benefits and terminations	(4,337,183)	(2,065,719)	(25,615)	(28,646)

Contract maintenance charges	(139,663)	(150,986)	(856)	(741)

Adjustments to net assets allocated to contracts in payout period	(6,981)	2,411	492	137

Net increase (decrease) in net assets resulting from contract transactions	(502,730)	(473,556)	(20,467)	(47,961)

Total increase (decrease) in net assets	(942,527)	1,100,583	23,601	59,296

Net assets at beginning of period	22,279,991	21,179,408	350,189	290,893

Net assets at end of period	$21,337,464	$22,279,991	$373,790	$350,189

	Franklin Income VIP Fund – Class 2		Franklin Mutual Shares VIP Fund – Class 2
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$497,480	$648,717	$271,804	$248,425

Realized gains (losses)	(278)	(349,206)	459,917	825,964

Unrealized appreciation (depreciation) during the year	1,617,865	(615,317)	2,333,759	(2,511,915)

Net increase (decrease) in net assets from operations	2,115,067	(315,806)	3,065,480	(1,437,526)

Contract transactions:

Payments received from contract owners	210,646	31,321	272,744	21,676

Transfers between investment options (including GIA/MVA), net	(615,013)	(647,693)	(1,048,638)	(7,092)

Transfers for contract benefits and terminations	(2,216,495)	(1,798,986)	(2,416,046)	(2,025,922)

Contract maintenance charges	(88,202)	(130,499)	(88,175)	(127,829)

Adjustments to net assets allocated to contracts in payout period	(28,287)	(2,482)	(28,856)	(50)

Net increase (decrease) in net assets resulting from contract transactions	(2,737,351)	(2,548,339)	(3,308,971)	(2,139,217)

Total increase (decrease) in net assets	(622,284)	(2,864,145)	(243,491)	(3,576,743)

Net assets at beginning of period	14,914,238	17,778,383	18,258,904	21,835,647

Net assets at end of period	$14,291,954	$14,914,238	$18,015,413	$18,258,904

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Guggenheim VT Long Short Equity Fund		Invesco Oppenheimer V.I. Capital Appreciation Fund
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,669)	$(1,261)	$(12,210)	$(9,068)

Realized gains (losses)	20,560	19,306	58,468	114,539

Unrealized appreciation (depreciation) during the year	22,722	(14,226)	125,273	107,945

Net increase (decrease) in net assets from operations	41,613	3,819	171,531	213,416

Contract transactions:

Payments received from contract owners	344	89	-	-

Transfers between investment options (including GIA/MVA), net	25	(49,084)	(955)	5,327

Transfers for contract benefits and terminations	(53,670)	(52,345)	(23,231)	(14,078)

Contract maintenance charges	(581)	(821)	(587)	(597)

Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(53,882)	(102,161)	(24,773)	(9,348)

Total increase (decrease) in net assets	(12,269)	(98,342)	146,758	204,068

Net assets at beginning of period	212,594	310,936	835,903	631,835

Net assets at end of period	$200,325	$212,594	$982,661	$835,903

	Invesco Oppenheimer V.I. Global Fund		Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(20,034)	$(10,849)	$(243,118)	$(158,947)

Realized gains (losses)	131,884	48,976	3,219,488	470,562

Unrealized appreciation (depreciation) during the year	77,042	256,191	1,038,872	2,950,106

Net increase (decrease) in net assets from operations	188,892	294,318	4,015,242	3,261,721

Contract transactions:

Payments received from contract owners	20,458	8,956	96,742	47,137

Transfers between investment options (including GIA/MVA), net	(28,173)	(14,088)	(2,254,505)	853,457

Transfers for contract benefits and terminations	(179,129)	(85,007)	(2,514,740)	(1,870,186)

Contract maintenance charges	(1,254)	(1,947)	(108,384)	(108,174)

Adjustments to net assets allocated to contracts in payout period	-	-	(4,700)	2,644

Net increase (decrease) in net assets resulting from contract transactions	(188,098)	(92,086)	(4,785,587)	(1,075,122)

Total increase (decrease) in net assets	794	202,232	(770,345)	2,186,599

Net assets at beginning of period	1,450,004	1,247,772	20,550,770	18,364,171

Net assets at end of period	$1,450,798	$1,450,004	$19,780,425	$20,550,770

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(193,640)	$(165,297)	$(17,149)	$1,613

Realized gains (losses)	3,024,679	1,718,950	132,734	592,602

Unrealized appreciation (depreciation) during the year	(1,258,498)	3,349,653	513,491	(300,401)

Net increase (decrease) in net assets from operations	1,572,541	4,903,306	629,076	293,814

Contract transactions:

Payments received from contract owners	124,628	27,231	62,446	4,945

Transfers between investment options (including GIA/MVA), net	(636,776)	(1,551,862)	(150,518)	(67,838)

Transfers for contract benefits and terminations	(1,900,857)	(1,411,283)	(354,216)	(251,443)

Contract maintenance charges	(38,194)	(47,417)	(9,279)	(9,761)

Adjustments to net assets allocated to contracts in payout period	(4,127)	(521)	(165)	(227)

Net increase (decrease) in net assets resulting from contract transactions	(2,455,326)	(2,983,852)	(451,732)	(324,324)

Total increase (decrease) in net assets	(882,785)	1,919,454	177,344	(30,510)

Net assets at beginning of period	15,580,143	13,660,689	2,602,440	2,632,950

Net assets at end of period	$14,697,358	$15,580,143	$2,779,784	$2,602,440

	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$4,407	$9,757	$(9,335)	$(6,364)

Realized gains (losses)	36,513	55,822	6,639	174,660

Unrealized appreciation (depreciation) during the year	194,695	29,896	199,691	(102,879)

Net increase (decrease) in net assets from operations	235,615	95,475	196,995	65,417

Contract transactions:

Payments received from contract owners	23	232	20,052	1,008

Transfers between investment options (including GIA/MVA), net	47,308	103,751	(26,179)	(18,065)

Transfers for contract benefits and terminations	(111,629)	(233,198)	(182,952)	(135,523)

Contract maintenance charges	(1,866)	(2,015)	(1,478)	(2,261)

Adjustments to net assets allocated to contracts in payout period	-	-	(2,372)	(74)

Net increase (decrease) in net assets resulting from contract transactions	(66,164)	(131,230)	(192,929)	(154,915)

Total increase (decrease) in net assets	169,451	(35,755)	4,066	(89,498)

Net assets at beginning of period	1,442,149	1,477,904	982,171	1,071,669

Net assets at end of period	$1,611,600	$1,442,149	$986,237	$982,171

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(6,397)	$(4,515)	$47,545	$83,658

Realized gains (losses)	(10,008)	23,302	111,991	(28,500)

Unrealized appreciation (depreciation) during the year	101,138	6,477	(88,280)	119,649

Net increase (decrease) in net assets from operations	84,733	25,264	71,256	174,807

Contract transactions:

Payments received from contract owners	1,001	853	31,755	1,593

Transfers between investment options (including GIA/MVA), net	(13,512)	21,197	62,769	(111,881)

Transfers for contract benefits and terminations	(50,682)	(24,932)	(815,181)	(743,064)

Contract maintenance charges	(550)	(894)	(3,809)	(4,743)

Adjustments to net assets allocated to contracts in payout period	(12)	(38)	47	99

Net increase (decrease) in net assets resulting from contract transactions	(63,755)	(3,814)	(724,419)	(857,996)

Total increase (decrease) in net assets	20,978	21,450	(653,163)	(683,189)

Net assets at beginning of period	470,151	448,701	3,799,844	4,483,033

Net assets at end of period	$491,129	$470,151	$3,146,681	$3,799,844

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(94,102)	$132,859	$(18,665)	$(5,483)

Realized gains (losses)	5,343,405	98,993	314,182	22,409

Unrealized appreciation (depreciation) during the year	2,901,457	278,562	256,469	(22,113)

Net increase (decrease) in net assets from operations	8,150,760	510,414	551,986	(5,187)

Contract transactions:

Payments received from contract owners	210,490	85,632	7,244	5,605

Transfers between investment options (including GIA/MVA), net	(1,812,581)	1,767,307	(32,787)	(48,691)

Transfers for contract benefits and terminations	(4,496,297)	(3,032,558)	(318,354)	(257,476)

Contract maintenance charges	(92,805)	(102,409)	(2,758)	(3,143)

Adjustments to net assets allocated to contracts in payout period	(7,769)	5,233	111	176

Net increase (decrease) in net assets resulting from contract transactions	(6,198,962)	(1,276,795)	(346,544)	(303,529)

Total increase (decrease) in net assets	1,951,798	(766,381)	205,442	(308,716)

Net assets at beginning of period	31,932,477	32,698,858	2,142,537	2,451,253

Net assets at end of period	$33,884,275	$31,932,477	$2,347,979	$2,142,537

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(13,231)	$26,404	$(20,272)	$109,036

Realized gains (losses)	274,752	159,570	1,016,611	79,598

Unrealized appreciation (depreciation) during the year	599,010	216,869	704,261	1,029,837

Net increase (decrease) in net assets from operations	860,531	402,843	1,700,600	1,218,471

Contract transactions:

Payments received from contract owners	26,396	27,051	64,224	190,948

Transfers between investment options (including GIA/MVA), net	3,022	352	(477,104)	(654,244)

Transfers for contract benefits and terminations	(551,687)	(396,831)	(1,640,287)	(1,625,127)

Contract maintenance charges	(18,167)	(18,724)	(163,761)	(166,954)

Adjustments to net assets allocated to contracts in payout period	-	-	(4,936)	(27,017)

Net increase (decrease) in net assets resulting from contract transactions	(540,436)	(388,152)	(2,221,864)	(2,282,394)

Total increase (decrease) in net assets	320,095	14,691	(521,264)	(1,063,923)

Net assets at beginning of period	5,305,309	5,290,618	19,247,354	20,311,277

Net assets at end of period	$5,625,404	$5,305,309	$18,726,090	$19,247,354

	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(14,222)	$41,630	$(3,672)	$120,141

Realized gains (losses)	503,687	444,384	738,025	141,371

Unrealized appreciation (depreciation) during the year	605,282	136,457	230,605	928,867

Net increase (decrease) in net assets from operations	1,094,747	622,471	964,958	1,190,379

Contract transactions:

Payments received from contract owners	7,790	11,319	5,988	109,642

Transfers between investment options (including GIA/MVA), net	(123,041)	150,411	419,381	(670,888)

Transfers for contract benefits and terminations	(876,074)	(2,405,473)	(2,140,496)	(2,636,882)

Contract maintenance charges	(49,084)	(62,075)	(151,031)	(166,000)

Adjustments to net assets allocated to contracts in payout period	(56)	(27)	26	25

Net increase (decrease) in net assets resulting from contract transactions	(1,040,465)	(2,305,845)	(1,866,132)	(3,364,103)

Total increase (decrease) in net assets	54,282	(1,683,374)	(901,174)	(2,173,724)

Net assets at beginning of period	8,450,396	10,133,770	19,742,984	21,916,708

Net assets at end of period	$8,504,678	$8,450,396	$18,841,810	$19,742,984

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(10,462)	$(7,984)	$455,443	$594,328

Realized gains (losses)	116,488	40,224	291,862	(101,956)

Unrealized appreciation (depreciation) during the year	(22,839)	168,330	3,760,662	(352,930)

Net increase (decrease) in net assets from operations	83,187	200,570	4,507,967	139,442

Contract transactions:

Payments received from contract owners	5,173	3,321	78,360	35,524

Transfers between investment options (including GIA/MVA), net	(32,467)	1,939	(1,117,058)	2,111,742

Transfers for contract benefits and terminations	(57,540)	(122,690)	(1,946,329)	(1,308,227)

Contract maintenance charges	(749)	(1,466)	(91,860)	(90,831)

Adjustments to net assets allocated to contracts in payout period	(73)	(176)	(3,338)	1,847

Net increase (decrease) in net assets resulting from contract transactions	(85,656)	(119,072)	(3,080,225)	750,055

Total increase (decrease) in net assets	(2,469)	81,498	1,427,742	889,497

Net assets at beginning of period	735,217	653,719	14,786,372	13,896,875

Net assets at end of period	$732,748	$735,217	$16,214,114	$14,786,372

	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$49,996	$664	$15,003	$29,375

Realized gains (losses)	43,738	22,821	206,920	105,468

Unrealized appreciation (depreciation) during the year	(36,282)	134,164	(334,943)	146,042

Net increase (decrease) in net assets from operations	57,452	157,649	(113,020)	280,885

Contract transactions:

Payments received from contract owners	180	180	21,206	1,423

Transfers between investment options (including GIA/MVA), net	99,007	(89,851)	150,128	703,265

Transfers for contract benefits and terminations	(435,889)	(272,081)	(520,566)	(696,119)

Contract maintenance charges	(760)	(1,079)	(2,113)	(3,259)

Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	(337,462)	(362,831)	(351,345)	5,310

Total increase (decrease) in net assets	(280,010)	(205,182)	(464,365)	286,195

Net assets at beginning of period	1,592,944	1,798,126	4,427,298	4,141,103

Net assets at end of period	$1,312,934	$1,592,944	$3,962,933	$4,427,298

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(1,434)	$(1,018)	$(3,046)	$(1,918)

Realized gains (losses)	(2,564)	(59,428)	223,629	92,719

Unrealized appreciation (depreciation) during the year	3,564	34,553	(122,060)	(28,632)

Net increase (decrease) in net assets from operations	(434)	(25,893)	98,523	62,169

Contract transactions:

Payments received from contract owners	-	-	-	-

Transfers between investment options (including GIA/MVA), net	6,345	3,363	(959)	(2,246)

Transfers for contract benefits and terminations	(1,217)	(10,660)	(288,263)	(81,079)

Contract maintenance charges	(211)	(201)	(223)	(1,087)

Adjustments to net assets allocated to contracts in payout period	-	-	-	-

Net increase (decrease) in net assets resulting from contract transactions	4,917	(7,498)	(289,445)	(84,412)

Total increase (decrease) in net assets	4,483	(33,391)	(190,922)	(22,243)

Net assets at beginning of period	94,666	128,057	412,939	435,182

Net assets at end of period	$99,149	$94,666	$222,017	$412,939

	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(8,262)	$49,954	$27,224	$89,961

Realized gains (losses)	95,321	44,393	(20,463)	(81,776)

Unrealized appreciation (depreciation) during the year	(212,064)	186,468	138,102	(146,812)

Net increase (decrease) in net assets from operations	(125,005)	280,815	144,863	(138,627)

Contract transactions:

Payments received from contract owners	1,408	2,815	34,866	13,453

Transfers between investment options (including GIA/MVA), net	(115,018)	(90,153)	(10,389)	161,130

Transfers for contract benefits and terminations	(64,840)	(91,953)	(409,470)	(370,892)

Contract maintenance charges	(1,399)	(1,731)	(5,309)	(5,968)

Adjustments to net assets allocated to contracts in payout period	(9)	7	(1,292)	292

Net increase (decrease) in net assets resulting from contract transactions	(179,858)	(181,015)	(391,594)	(201,985)

Total increase (decrease) in net assets	(304,863)	99,800	(246,731)	(340,612)

Net assets at beginning of period	2,096,596	1,996,796	4,656,283	4,996,895

Net assets at end of period	$1,791,733	$2,096,596	$4,409,552	$4,656,283

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(51,282)	$268,581	$(15,760)	$(879)

Realized gains (losses)	(84,392)	(286,998)	64,545	57,687

Unrealized appreciation (depreciation) during the year	751,177	369,874	142,623	146,313

Net increase (decrease) in net assets from operations	615,503	351,457	191,408	203,121

Contract transactions:

Payments received from contract owners	279,140	25,273	-	-

Transfers between investment options (including GIA/MVA), net	570,384	(1,283,192)	81,850	(9,885)

Transfers for contract benefits and terminations	(2,241,458)	(2,324,367)	(250,877)	(79,599)

Contract maintenance charges	(87,904)	(128,976)	(694)	(942)

Adjustments to net assets allocated to contracts in payout period	(27,583)	(222)	-	-

Net increase (decrease) in net assets resulting from contract transactions	(1,507,421)	(3,711,484)	(169,721)	(90,426)

Total increase (decrease) in net assets	(891,918)	(3,360,027)	21,687	112,695

Net assets at beginning of period	16,864,926	20,224,953	1,342,138	1,229,443

Net assets at end of period	$15,973,008	$16,864,926	$1,363,825	$1,342,138

	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$175,893	$46,926	$(546,267)	$(428,287)

Realized gains (losses)	89,595	29,601	6,478,892	3,341,229

Unrealized appreciation (depreciation) during the year	(618,032)	1,044,267	9,248,714	8,757,342

Net increase (decrease) in net assets from operations	(352,544)	1,120,794	15,181,339	11,670,284

Contract transactions:

Payments received from contract owners	78,873	23,277	371,776	114,384

Transfers between investment options (including GIA/MVA), net	3,107,383	5,467	(4,542,664)	(2,198,357)

Transfers for contract benefits and terminations	(1,830,826)	(1,475,075)	(7,983,885)	(6,968,675)

Contract maintenance charges	(121,461)	(122,420)	(413,792)	(416,553)

Adjustments to net assets allocated to contracts in payout period	(2,207)	(337)	(15,536)	255

Net increase (decrease) in net assets resulting from contract transactions	1,231,762	(1,569,088)	(12,584,101)	(9,468,946)

Total increase (decrease) in net assets	879,218	(448,294)	2,597,238	2,201,338

Net assets at beginning of period	14,314,151	14,762,445	62,577,227	60,375,889

Net assets at end of period	$15,193,369	$14,314,151	$65,174,465	$62,577,227

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	TVST Touchstone Small Company Fund		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(139,626)	$(96,953)	$(191,625)	$(35,544)

Realized gains (losses)	930,867	320,280	1,246,811	283,009

Unrealized appreciation (depreciation) during the year	1,474,106	1,391,888	10,412,660	(1,054,042)

Net increase (decrease) in net assets from operations	2,265,347	1,615,215	11,467,846	(806,577)

Contract transactions:

Payments received from contract owners	56,841	16,793	312,692	77,378

Transfers between investment options (including GIA/MVA), net	(1,381,454)	800,372	(1,138,049)	1,457,326

Transfers for contract benefits and terminations	(1,349,116)	(836,295)	(3,657,519)	(2,421,572)

Contract maintenance charges	(56,475)	(57,005)	(113,247)	(118,029)

Adjustments to net assets allocated to contracts in payout period	(2,931)	(36)	(24,957)	2,215

Net increase (decrease) in net assets resulting from contract transactions	(2,733,135)	(76,171)	(4,621,080)	(1,002,682)

Total increase (decrease) in net assets	(467,788)	1,539,044	6,846,766	(1,809,259)

Net assets at beginning of period	10,768,289	9,229,245	27,229,228	29,038,487

Net assets at end of period	$10,300,501	$10,768,289	$34,075,994	$27,229,228

	Virtus KAR Capital Growth Series - Class A Shares		Virtus KAR Enhanced Core Equity Series – Class A Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(584,888)	$(493,763)	$301,410	$92,663

Realized gains (losses)	6,175,316	4,279,306	1,826,619	8,702,783

Unrealized appreciation (depreciation) during the year	(984,573)	11,765,673	3,332,813	(4,508,318)

Net increase (decrease) in net assets from operations	4,605,855	15,551,216	5,460,842	4,287,128

Contract transactions:

Payments received from contract owners	348,883	403,946	443,253	313,007

Transfers between investment options (including GIA/MVA), net	(798,693)	(1,932,406)	(667,329)	(1,048,416)

Transfers for contract benefits and terminations	(4,924,983)	(2,948,629)	(4,949,836)	(3,681,546)

Contract maintenance charges	(31,773)	(37,593)	(49,249)	(53,215)

Adjustments to net assets allocated to contracts in payout period	(9,521)	(3,607)	(119,095)	(111,326)

Net increase (decrease) in net assets resulting from contract transactions	(5,416,087)	(4,518,289)	(5,342,256)	(4,581,496)

Total increase (decrease) in net assets	(810,232)	11,032,927	118,586	(294,368)

Net assets at beginning of period	45,806,167	34,773,240	36,633,260	36,927,628

Net assets at end of period	$44,995,935	$45,806,167	$36,751,846	$36,633,260

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(481,667)	$(419,647)	$(520,995)	$(84,805)

Realized gains (losses)	5,875,095	5,461,352	7,200,033	3,059,386

Unrealized appreciation (depreciation) during the year	(4,002,884)	7,257,031	690,329	6,519,526

Net increase (decrease) in net assets from operations	1,390,544	12,298,736	7,369,367	9,494,107

Contract transactions:

Payments received from contract owners	260,499	242,797	210,418	59,368

Transfers between investment options (including GIA/MVA), net	(757,573)	(1,825,820)	(2,839,535)	(720,147)

Transfers for contract benefits and terminations	(4,193,492)	(2,581,207)	(4,992,447)	(3,773,515)

Contract maintenance charges	(23,649)	(32,524)	(140,445)	(144,804)

Adjustments to net assets allocated to contracts in payout period	(1,745)	2,520	(12,455)	2,439

Net increase (decrease) in net assets resulting from contract transactions	(4,715,960)	(4,194,234)	(7,774,464)	(4,576,659)

Total increase (decrease) in net assets	(3,325,416)	8,104,502	(405,097)	4,917,448

Net assets at beginning of period	39,309,898	31,205,396	42,402,686	37,485,238

Net assets at end of period	$35,984,482	$39,309,898	$41,997,589	$42,402,686

	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus SGA International Growth Series – Class A Shares
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$649,119	$844,707	$(1,232,255)	$(1,110,407)

Realized gains (losses)	6,879	(15,611)	6,767,274	(1,944,054)

Unrealized appreciation (depreciation) during the year	(758,116)	1,259,060	891,543	20,789,836

Net increase (decrease) in net assets from operations	(102,118)	2,088,156	6,426,562	17,735,375

Contract transactions:

Payments received from contract owners	304,283	194,549	550,330	208,758

Transfers between investment options (including GIA/MVA), net	4,200,921	1,201,745	1,494,417	(1,353,979)

Transfers for contract benefits and terminations	(5,307,241)	(5,003,824)	(11,664,130)	(8,936,071)

Contract maintenance charges	(214,876)	(229,001)	(424,129)	(451,032)

Adjustments to net assets allocated to contracts in payout period	(12,387)	(3,333)	(26,433)	5,550

Net increase (decrease) in net assets resulting from contract transactions	(1,029,300)	(3,839,864)	(10,069,945)	(10,526,774)

Total increase (decrease) in net assets	(1,131,418)	(1,751,708)	(3,643,383)	7,208,601

Net assets at beginning of period	44,719,740	46,471,448	95,572,378	88,363,777

Net assets at end of period	$43,588,322	$44,719,740	$91,928,995	$95,572,378

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

For the periods ended December 31, 2021 and 2020

(Continued)

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(149,204)	$(93,113)	$(311,473)	$252,639

Realized gains (losses)	1,722,165	559,313	1,930,965	1,385,087

Unrealized appreciation (depreciation) during the year	(577,664)	3,829,186	4,916,833	2,782,984

Net increase (decrease) in net assets from operations	995,297	4,295,386	6,536,325	4,420,710

Contract transactions:

Payments received from contract owners	82,416	85,675	427,956	105,431

Transfers between investment options (including GIA/MVA), net	(484,691)	(113,956)	(1,320,467)	(1,152,400)

Transfers for contract benefits and terminations	(1,891,660)	(1,470,250)	(4,786,567)	(3,331,012)

Contract maintenance charges	(7,685)	(9,035)	(101,096)	(107,550)

Adjustments to net assets allocated to contracts in payout period	(7,022)	38	(18,360)	(308)

Net increase (decrease) in net assets resulting from contract transactions	(2,308,642)	(1,507,528)	(5,798,534)	(4,485,839)

Total increase (decrease) in net assets	(1,313,345)	2,787,858	737,791	(65,129)

Net assets at beginning of period	17,181,680	14,393,822	40,332,386	40,397,515

Net assets at end of period	$15,868,335	$17,181,680	$41,070,177	$40,332,386

	Wanger Select		Wanger USA
	2021	2020	2021	2020
Increase (decrease) in net assets from operations:

Net investment income (loss)	$(73,955)	$(26,472)	$(218,042)	$(400,503)

Realized gains (losses)	729,983	578,358	2,084,095	3,473,790

Unrealized appreciation (depreciation) during the year	(373,163)	654,644	898,625	3,679,474

Net increase (decrease) in net assets from operations	282,865	1,206,530	2,764,678	6,752,761

Contract transactions:

Payments received from contract owners	102,653	12,805	359,979	85,726

Transfers between investment options (including GIA/MVA), net	(8,189)	(326,103)	(564,057)	(1,395,544)

Transfers for contract benefits and terminations	(1,024,010)	(512,817)	(4,429,834)	(2,360,096)

Contract maintenance charges	(5,972)	(6,965)	(16,901)	(17,931)

Adjustments to net assets allocated to contracts in payout period	(6,525)	43	(21,218)	(123)

Net increase (decrease) in net assets resulting from contract transactions	(942,043)	(833,037)	(4,672,031)	(3,687,968)

Total increase (decrease) in net assets	(659,178)	373,493	(1,907,353)	3,064,793

Net assets at beginning of period	5,842,330	5,468,837	36,995,624	33,930,831

Net assets at end of period	$5,183,152	$5,842,330	$35,088,271	$36,995,624

The accompanying notes are an integral part of these financial statements.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization

The PHL Variable Accumulation Account (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, “PHL Variable”, the Company, “we” or “us”). PHL is a Connecticut stock life insurance company and is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware”), whose ultimate parent is Nassau Insurance Group Holdings GP, LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. On December 31, 2018, PHL was contributed by The Nassau Companies of New York (“NCNY”) to its parent, Nassau, who contributed PHL to its wholly owned subsidiary, PHL Delaware.

Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. NCNY, formerly known as The Phoenix Companies, Inc. changed its name effective November 13, 2018.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on December 7, 1994. The Separate Account currently consists of 56 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.

The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract (“contract”) which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):

AB VPS Balanced Wealth Strategy Portfolio – Class B
Alger Capital Appreciation Portfolio – Class I-2 Shares
AMT Sustainable Equity Portfolio - Class S
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
DWS Equity 500 Index VIP – Class A
DWS Small Cap Index VIP – Class A
Federated Hermes Fund for U.S. Government Securities II
Federated Hermes Government Money Fund II - Service Shares
Federated Hermes High Income Bond Fund II – Primary Shares
Fidelity® VIP Contrafund® Portfolio – Service Class
Fidelity® VIP Growth Opportunities Portfolio – Service Class
Fidelity® VIP Growth Portfolio – Service Class
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
Franklin Flex Cap Growth VIP Fund – Class 2
Franklin Income VIP Fund – Class 2
Franklin Mutual Shares VIP Fund – Class 2
Guggenheim VT Long Short Equity Fund
Invesco Oppenheimer V.I. Capital Appreciation Fun
Invesco Oppenheimer V.I. Global Fund
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Invesco V.I. American Franchise Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series I Shares
Invesco V.I. Equity and Income Fund – Series II Shares
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Morningstar Growth ETF Asset Allocation Portfolio – Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 1—Organization (Continued)

PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
PIMCO Real Return Portfolio – Advisor Class
PIMCO Total Return Portfolio – Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
Templeton Developing Markets VIP Fund – Class 2
Templeton Foreign VIP Fund – Class 2
Templeton Growth VIP Fund – Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
Virtus KAR Capital Growth Series – Class A Shares
Virtus KAR Enhanced Core Equity Series – Class A Shares
Virtus KAR Small-Cap Growth Series – Class A Shares
Virtus KAR Small-Cap Value Series – Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
Virtus SGA International Growth Series – Class A Shares
Virtus Strategic Allocation Series – Class A Shares
Wanger International
Wanger Select
Wanger USA

Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account, the Guaranteed Interest Account (“GIA”) and/or the Market Value Adjusted Guaranteed Interest Account (“MVA”). The MVA was closed to new investment effective May 1, 2013.

PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 2—Significant Accounting Policies

The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:

A.

Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

•

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

B.

Contracts in payout (annuitization) period: Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable.

C.

Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.

Federal Income taxes: PHL is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and it together with the operations of the Separate Account are included in the consolidated federal income tax return of NCNY through 2018. On December 31, 2018, NCNY transferred 100% of the Company’s common stock to an affiliate and consequently the Company departed the NCNY consolidated tax group. Starting in 2019, the Company filed a consolidated tax return with a newly formed affiliate, Concord Re. Starting in 2020, The Company and Concord Re-entered into a tax sharing agreement. The Company’s U.S. federal income return for years 2017 and after may be selected for review by tax authorities. Under the current provisions of the Code, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.

Use of estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as the possibility for elevated mortality and investment market volatility. Actual results may differ from those estimates.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Investment Option	Purchases	Sales

AB VPS Balanced Wealth Strategy Portfolio – Class B	$424,003	$1,391,542
Alger Capital Appreciation Portfolio – Class I-2 Shares	942,423	597,013
AMT Sustainable Equity Portfolio - Class S	829,484	5,081,399
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	157,764	428,304
DWS Equity 500 Index VIP – Class A	1,561,654	4,515,921
DWS Small Cap Index VIP – Class A	81,455	144,229
Federated Hermes Fund for U.S. Government Securities II	4,008,172	4,426,781
Federated Hermes Government Money Fund II - Service Shares	5,274,627	7,121,061
Federated Hermes High Income Bond Fund II – Primary Shares	338,489	949,707
Fidelity® VIP Contrafund® Portfolio – Service Class	3,801,724	5,041,210
Fidelity® VIP Growth Opportunities Portfolio – Service Class	6,763,176	16,821,584
Fidelity® VIP Growth Portfolio – Service Class	3,315,283	2,741,790
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	4,376,245	4,157,014
Franklin Flex Cap Growth VIP Fund – Class 2	65,977	68,923
Franklin Income VIP Fund – Class 2	1,311,724	3,551,595
Franklin Mutual Shares VIP Fund – Class 2	1,085,658	4,122,824
Guggenheim VT Long Short Equity Fund	1,772	57,324
Invesco Oppenheimer V.I. Capital Appreciation Fund	53,549	39,248
Invesco Oppenheimer V.I. Global Fund	112,663	246,411
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	1,577,595	5,340,370
Invesco V.I. American Franchise Fund – Series I Shares	1,926,277	2,838,486
Invesco V.I. Core Equity Fund – Series I Shares	139,378	548,398
Invesco V.I. Equity and Income Fund – Series II Shares	148,002	194,196
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	29,875	232,138
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	2,596	72,210
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	254,378	880,862
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	4,101,111	6,974,742
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	302,346	458,583
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	205,024	640,657
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,060,577	2,586,260
Morningstar Growth ETF Asset Allocation Portfolio – Class II	520,559	1,280,540
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	1,237,230	2,538,228
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	105,525	113,191
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,165,404	3,790,186
PIMCO Real Return Portfolio – Advisor Class	191,432	478,898
PIMCO Total Return Portfolio – Advisor Class	532,444	693,339
Rydex VT Inverse Government Long Bond Strategy Fund	6,726	3,242
Rydex VT Nova Fund	8,795	293,277
Templeton Developing Markets VIP Fund – Class 2	157,509	303,720
Templeton Foreign VIP Fund – Class 2	259,916	624,285
Templeton Growth VIP Fund – Class 2	1,499,476	3,058,177
TVST Touchstone Balanced Fund	124,635	294,933
TVST Touchstone Bond Fund	2,959,064	1,469,000
TVST Touchstone Common Stock Fund	2,805,488	13,870,084
TVST Touchstone Small Company Fund	278,703	2,960,125
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	1,797,004	6,043,396
Virtus KAR Capital Growth Series – Class A Shares	5,124,873	6,368,855

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 3—Purchases and Proceeds from Sales of Investments (Continued)

Investment Option	Purchases	Sales

Virtus KAR Enhanced Core Equity Series – Class A Shares	$2,829,375	$6,388,158
Virtus KAR Small-Cap Growth Series – Class A Shares	5,828,107	5,753,820
Virtus KAR Small-Cap Value Series – Class A Shares	5,767,570	8,727,437
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	4,844,630	5,224,812
Virtus SGA International Growth Series-Class A Shares	9,633,164	13,393,748
Virtus Strategic Allocation Series – Class A Shares	1,488,306	2,601,696
Wanger International	1,355,532	6,843,031
Wanger Select	802,457	1,194,413
Wanger USA	1,913,056	5,590,376

	$97,489,981	$182,171,749

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding

The changes in units outstanding were as follows:

	For the period ended December 31, 2021			For the period ended December 31, 2020
Investment Option	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Balanced Wealth Strategy Portfolio – Class B	155,280	(703,113)	(547,833)	177,562	(222,159)	(44,597)
Alger Capital Appreciation Portfolio – Class I-2 Shares	1,153	(52,499)	(51,346)	467	(45,784)	(45,317)
AMT Sustainable Equity Portfolio - Class S	236,413	(3,384,832)	(3,148,419)	510,975	(3,344,697)	(2,833,722)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	20,474	(115,286)	(94,812)	39,723	(109,315)	(69,592)
DWS Equity 500 Index VIP – Class A	39,046	(540,506)	(501,460)	154,473	(460,681)	(306,208)
DWS Small Cap Index VIP – Class A	15,810	(45,097)	(29,287)	23,861	(67,693)	(43,832)
Federated Hermes Fund for U.S. Government Securities II	1,559,612	(1,731,278)	(171,666)	1,778,517	(2,498,354)	(719,837)
Federated Hermes Government Money Fund II - Service Shares	6,479,868	(8,279,799)	(1,799,931)	13,224,331	(12,732,860)	491,471
Federated Hermes High Income Bond Fund II – Primary Shares	24,166	(180,275)	(156,109)	148,396	(309,747)	(161,351)
Fidelity® VIP Contrafund® Portfolio – Service Class	55,568	(557,172)	(501,604)	40,757	(513,903)	(473,146)
Fidelity® VIP Growth Opportunities Portfolio – Service Class	73,775	(1,953,776)	(1,880,001)	212,455	(3,260,570)	(3,048,115)
Fidelity® VIP Growth Portfolio – Service Class	42,819	(314,757)	(271,938)	22,540	(451,895)	(429,355)
Fidelity® VIP Investment Grade Bond Portfolio – Service Class	2,790,513	(3,105,663)	(315,150)	1,786,111	(2,138,686)	(352,575)
Franklin Flex Cap Growth VIP Fund – Class 2	10,263	(16,832)	(6,569)	9,630	(27,962)	(18,332)
Franklin Income VIP Fund – Class 2	378,699	(1,889,478)	(1,510,779)	719,344	(2,334,634)	(1,615,290)
Franklin Mutual Shares VIP Fund – Class 2	270,336	(1,731,791)	(1,461,455)	856,668	(1,637,585)	(780,917)
Guggenheim VT Long Short Equity Fund	297	(28,146)	(27,849)	424	(63,089)	(62,665)
Invesco Oppenheimer V.I. Capital Appreciation Fund	789	(7,885)	(7,096)	4,769	(9,602)	(4,833)
Invesco Oppenheimer V.I. Global Fund	14,081	(80,641)	(66,560)	8,629	(53,149)	(44,520)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®	104,148	(1,778,725)	(1,674,577)	686,769	(1,137,189)	(450,420)
Invesco V.I. American Franchise Fund – Series I Shares	72,344	(735,911)	(663,567)	24,466	(1,077,332)	(1,052,866)
Invesco V.I. Core Equity Fund – Series I Shares	24,701	(189,956)	(165,255)	18,491	(166,933)	(148,442)
Invesco V.I. Equity and Income Fund – Series II Shares	45,248	(73,850)	(28,602)	87,325	(161,007)	(73,682)
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	9,461	(80,896)	(71,435)	10,054	(82,261)	(72,207)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	717	(21,133)	(20,416)	11,313	(12,593)	(1,280)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	50,794	(370,130)	(319,336)	99,694	(554,431)	(454,737)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	202,480	(2,702,141)	(2,499,661)	1,328,435	(1,918,161)	(589,726)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	36,359	(186,403)	(150,044)	77,136	(252,771)	(175,635)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	13,998	(265,823)	(251,825)	41,235	(268,771)	(227,536)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	58,012	(1,348,850)	(1,290,838)	597,713	(2,181,449)	(1,583,736)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	62,652	(590,613)	(527,961)	585,640	(1,969,674)	(1,384,034)
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	293,691	(1,547,072)	(1,253,381)	506,344	(3,065,787)	(2,559,443)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	8,911	(46,427)	(37,516)	24,657	(106,075)	(81,418)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	1,101,147	(5,580,405)	(4,479,258)	4,834,924	(3,177,132)	1,657,792
PIMCO Real Return Portfolio – Advisor Class	77,894	(285,958)	(208,064)	61,697	(313,080)	(251,383)
PIMCO Total Return Portfolio – Advisor Class	170,122	(373,491)	(203,369)	570,577	(571,310)	(733)
Rydex VT Inverse Government Long Bond Strategy Fund	36,514	(9,729)	26,785	90,025	(118,620)	(28,595)
Rydex VT Nova Fund	-	(51,159)	(51,159)	33	(19,876)	(19,843)
Templeton Developing Markets VIP Fund – Class 2	38,090	(96,633)	(58,543)	24,980	(102,559)	(77,579)
Templeton Foreign VIP Fund – Class 2	59,989	(204,988)	(144,999)	105,089	(216,435)	(111,346)
Templeton Growth VIP Fund – Class 2	854,346	(1,660,767)	(806,421)	122,148	(2,169,967)	(2,047,819)
TVST Touchstone Balanced Fund	45,702	(118,515)	(72,813)	14,877	(60,912)	(46,035)
TVST Touchstone Bond Fund	2,197,395	(1,364,176)	833,219	413,294	(1,500,463)	(1,087,169)
TVST Touchstone Common Stock Fund	143,922	(3,934,026)	(3,790,104)	92,438	(3,960,724)	(3,868,286)
TVST Touchstone Small Company Fund	27,612	(876,472)	(848,860)	460,343	(474,026)	(13,683)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	496,002	(1,346,810)	(850,808)	950,383	(979,098)	(28,715)
Virtus KAR Capital Growth Series – Class A Shares	93,102	(1,172,044)	(1,078,942)	132,872	(1,287,914)	(1,155,042)
Virtus KAR Enhanced Core Equity Series – Class A Shares	194,764	(1,425,645)	(1,230,881)	205,198	(1,503,398)	(1,298,200)

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 4—Changes in Units Outstanding (Continued)

	For the period ended December 31, 2021			For the period ended December 31, 2020
Investment Option	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Virtus KAR Small-Cap Growth Series – Class A Shares	28,145	(228,196)	(200,051)	30,670	(262,739)	(232,069)
Virtus KAR Small-Cap Value Series – Class A Shares	68,959	(1,782,936)	(1,713,977)	233,069	(1,455,858)	(1,222,789)
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares	2,265,880	(2,180,352)	85,528	885,540	(2,210,735)	(1,325,195)
Virtus SGA International Growth Series-Class A Shares	1,918,559	(5,929,842)	(4,011,283)	888,538	(6,470,825)	(5,582,287)
Virtus Strategic Allocation Series – Class A Shares	16,530	(410,336)	(393,806)	65,343	(417,304)	(351,961)
Wanger International	106,020	(1,251,928)	(1,145,908)	398,267	(1,323,640)	(925,373)
Wanger Select	20,793	(128,783)	(107,990)	5,934	(111,162)	(105,228)
Wanger USA	38,431	(421,262)	(382,831)	23,199	(439,673)	(416,474)

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2021, 2020, 2019, 2018, and 2017 follows:

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

AB VPS Balanced Wealth Strategy Portfolio – Class B
2021	2,589	1.85	to	2.10	4,997	0.25%	0.90%	to	1.80%	11.33%	to	12.35%
2020	3,136	1.66	to	1.87	5,431	2.18%	0.90%	to	1.80%	7.29%	to	8.27%
2019	3,181	1.55	to	1.72	5,113	2.30%	0.90%	to	1.80%	16.08%	to	17.14%
2018	3,539	1.33	to	1.47	4,887	1.68%	0.90%	to	1.80%	(8.10%)	to	(7.26%)
2017‡	4,044	1.45	to	1.59	6,052	1.80%	0.90%	to	1.80%	13.55%	to	14.59%
Alger Capital Appreciation Portfolio – Class I-2 Shares
2021	444	13.13	to	10.13	4,484	-	0.90%	to	1.95%	16.81%	to	18.05%
2020	495	11.24	to	8.58	4,301	-	0.90%	to	1.95%	39.00%	to	40.48%
2019	541	8.09	to	6.11	3,349	-	0.90%	to	1.95%	30.98%	to	32.38%
2018	594	6.18	to	4.62	2,782	0.08%	0.90%	to	1.95%	(2.06%)	to	(1.00%)
2017	688	6.31	to	4.66	3,246	0.16%	0.90%	to	1.95%	28.54%	to	29.91%
AMT Sustainable Equity Portfolio - Class S
2021	20,167	1.54	to	1.57	31,394	0.17%	0.90%	to	1.80%	20.95%	to	22.05%
2020	23,315	1.27	to	1.29	29,865	0.38%	0.90%	to	1.80%	17.14%	to	18.21%
2019[4]	26,149	1.08	to	1.09	28,458	0.28%	0.90%	to	1.80%	8.47%	to	9.16%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2021	690	3.28	to	3.80	2,501	0.80%	0.90%	to	1.95%	21.99%	to	23.30%
2020	785	2.69	to	3.08	2,315	1.25%	0.90%	to	1.95%	11.12%	to	12.30%
2019	855	2.42	to	2.74	2,252	1.13%	0.90%	to	1.95%	23.38%	to	24.70%
2018‡	948	1.99	to	2.20	2,009	1.16%	0.90%	to	1.80%	(12.94%)	to	(12.13%)
2017	1,008	2.29	to	2.50	2,440	0.69%	0.90%	to	1.80%	13.82%	to	14.85%
DWS Equity 500 Index VIP – Class A
2021	2,596	8.02	to	10.40	23,120	1.47%	0.90%	to	1.95%	25.90%	to	27.24%
2020	3,098	6.37	to	8.18	21,789	1.68%	0.90%	to	1.95%	15.80%	to	17.03%
2019	3,404	5.50	to	6.99	20,521	2.03%	0.90%	to	1.95%	28.63%	to	30.01%
2018	4,106	4.28	to	5.37	19,170	1.70%	0.90%	to	1.95%	(6.52%)	to	(5.51%)
2017	4,704	4.58	to	5.69	23,435	1.77%	0.90%	to	1.95%	19.18%	to	20.44%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

DWS Small Cap Index VIP – Class A
2021	134	3.05	to	3.39	428	0.85%	0.90%	to	1.65%	12.62%	to	13.47%
2020	163	2.71	to	2.99	461	1.13%	0.90%	to	1.65%	17.46%	to	18.36%
2019	207	2.31	to	2.52	495	1.01%	0.90%	to	1.65%	23.16%	to	24.10%
2018‡	218	1.87	to	2.03	422	0.97%	0.90%	to	1.65%	(12.70%)	to	(12.03%)
2017‡	225	2.15	to	2.31	498	0.97%	0.90%	to	1.65%	12.45%	to	13.30%
Federated Hermes Fund for U.S. Government Securities II
2021	11,073	2.57	to	3.78	32,251	2.04%	0.90%	to	1.95%	(3.95%)	to	(2.93%)
2020	11,245	2.67	to	3.90	34,032	2.46%	0.90%	to	1.95%	3.16%	to	4.27%
2019	11,965	2.59	to	3.74	34,864	2.47%	0.90%	to	1.95%	3.84%	to	4.95%
2018	13,600	2.49	to	3.56	37,923	2.47%	0.90%	to	1.95%	(1.51%)	to	(0.45%)
2017	15,256	2.53	to	3.58	42,595	2.40%	0.90%	to	1.95%	(0.06%)	to	1.01%
Federated Hermes Government Money Fund II - Service Shares
2021‡	21,952	0.79	to	0.93	19,402	0.00%	0.90%	to	2.25%	(2.25%)	to	(0.90%)
2020	23,752	0.81	to	0.95	21,248	0.20%	0.75%	to	2.25%	(2.05%)	to	(0.55%)
2019	23,261	0.86	to	0.96	21,032	1.63%	0.75%	to	1.85%	(0.24%)	to	0.88%
2018	24,196	0.85	to	0.95	21,819	1.23%	0.75%	to	1.95%	(0.73%)	to	0.49%
2017‡	28,249	0.86	to	0.94	25,475	0.31%	0.75%	to	1.85%	(1.53%)	to	(0.43%)
Federated Hermes High Income Bond Fund II – Primary Shares
2021‡	942	5.45	to	6.26	4,603	4.94%	0.90%	to	1.95%	2.81%	to	3.91%
2020	1,098	5.31	to	7.05	5,223	6.21%	0.75%	to	1.95%	3.53%	to	4.80%
2019	1,260	5.12	to	6.72	5,800	6.09%	0.75%	to	1.95%	12.31%	to	13.69%
2018	1,378	4.56	to	5.91	5,629	8.30%	0.75%	to	1.95%	(5.18%)	to	(4.02%)
2017	1,644	4.81	to	6.16	6,853	6.71%	0.75%	to	1.95%	4.86%	to	6.14%
Fidelity® VIP Contrafund® Portfolio – Service Class
2021	2,778	11.65	to	11.52	27,767	0.05%	0.90%	to	1.95%	25.22%	to	26.56%
2020	3,280	9.30	to	9.10	25,628	0.15%	0.90%	to	1.95%	27.89%	to	29.26%
2019	3,753	7.27	to	7.04	22,763	0.36%	0.90%	to	1.95%	28.89%	to	30.27%
2018	4,329	5.64	to	5.41	20,348	0.60%	0.90%	to	1.95%	(8.32%)	to	(7.33%)
2017	4,811	6.15	to	5.83	24,683	0.88%	0.90%	to	1.95%	19.40%	to	20.67%
Fidelity® VIP Growth Opportunities Portfolio – Service Class
2021	7,065	13.54	to	12.05	62,241	-	0.90%	to	1.95%	9.65%	to	10.82%
2020	8,945	12.35	to	10.88	70,617	0.01%	0.90%	to	1.95%	65.22%	to	66.98%
2019	11,993	7.48	to	6.51	55,997	0.05%	0.90%	to	1.95%	37.96%	to	39.43%
2018	16,368	5.42	to	4.67	53,666	0.11%	0.90%	to	1.95%	10.15%	to	11.33%
2017	21,731	4.92	to	4.20	63,098	0.19%	0.90%	to	1.95%	31.79%	to	33.20%
Fidelity® VIP Growth Portfolio – Service Class
2021‡	1,654	9.39	to	7.96	14,592	-	0.90%	to	1.95%	20.69%	to	21.98%
2020	1,926	7.78	to	13.50	14,016	0.06%	0.75%	to	1.95%	40.95%	to	42.67%
2019	2,355	5.52	to	9.46	12,060	0.16%	0.75%	to	1.95%	31.57%	to	33.18%
2018	3,026	4.20	to	7.10	11,484	0.15%	0.75%	to	1.95%	(2.23%)	to	(1.03%)
2017	3,284	4.29	to	7.18	12,818	0.13%	0.75%	to	1.95%	32.38%	to	33.99%
Fidelity® VIP Investment Grade Bond Portfolio – Service Class
2021	13,866	1.41	to	1.65	21,337	1.95%	0.90%	to	1.95%	(2.66%)	to	(1.62%)
2020	14,181	1.45	to	1.68	22,280	2.18%	0.90%	to	1.95%	7.13%	to	8.27%
2019	14,534	1.35	to	1.55	21,179	2.53%	0.90%	to	1.95%	7.45%	to	8.60%
2018	17,455	1.26	to	1.43	23,518	2.36%	0.90%	to	1.95%	(2.58%)	to	(1.53%)
2017‡	18,916	1.31	to	1.45	25,995	2.29%	0.90%	to	1.80%	2.29%	to	3.22%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Franklin Flex Cap Growth VIP Fund – Class 2
2021	89	3.96	to	4.45	374	-	0.90%	to	1.75%	14.11%	to	15.10%
2020	96	3.47	to	3.87	350	-	0.90%	to	1.75%	42.36%	to	43.58%
2019	114	2.44	to	2.69	291	-	0.90%	to	1.75%	28.87%	to	29.99%
2018‡	93	1.89	to	2.07	184	-	0.90%	to	1.75%	1.32%	to	2.20%
2017	86	1.86	to	2.03	166	-	0.90%	to	1.75%	24.73%	to	25.80%
Franklin Income VIP Fund – Class 2
2021	7,497	1.91	to	2.26	14,292	4.72%	0.90%	to	1.95%	14.48%	to	15.71%
2020‡	9,008	1.67	to	1.96	14,914	5.85%	0.90%	to	1.95%	(1.27%)	to	(0.21%)
2019	10,623	1.69	to	1.96	17,778	5.34%	0.90%	to	1.95%	13.80%	to	15.02%
2018	12,174	1.49	to	1.70	17,816	4.81%	0.90%	to	1.95%	(6.18%)	to	(5.17%)
2017	15,577	1.59	to	1.80	24,133	4.16%	0.90%	to	1.95%	7.54%	to	8.69%
Franklin Mutual Shares VIP Fund – Class 2
2021	6,904	4.83	to	6.92	18,015	2.81%	0.90%	to	1.95%	16.85%	to	18.10%
2020‡	8,366	4.13	to	5.86	18,259	2.80%	0.90%	to	1.95%	(6.89%)	to	(5.90%)
2019	9,147	4.44	to	6.23	21,836	1.77%	0.90%	to	1.95%	20.19%	to	21.47%
2018	10,859	3.69	to	5.13	21,579	2.27%	0.90%	to	1.95%	(10.85%)	to	(9.89%)
2017	13,331	4.14	to	5.69	28,877	2.22%	0.90%	to	1.95%	6.24%	to	7.38%
Guggenheim VT Long Short Equity Fund
2021	95	1.92	to	2.33	200	0.59%	0.90%	to	1.95%	21.39%	to	22.69%
2020	122	1.58	to	1.90	213	0.89%	0.90%	to	1.95%	2.88%	to	3.98%
2019	185	1.53	to	1.83	311	0.54%	0.90%	to	1.95%	3.48%	to	4.59%
2018‡	222	1.48	to	1.75	359	-	0.90%	to	1.95%	(14.64%)	to	(13.72%)
2017	327	1.74	to	2.03	619	0.36%	0.90%	to	1.95%	12.62%	to	13.82%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2021	270	3.41	to	3.93	983	-	0.90%	to	1.80%	20.08%	to	21.18%
2020	277	2.84	to	3.24	836	-	0.90%	to	1.80%	33.79%	to	35.02%
2019	282	2.12	to	2.40	632	-	0.90%	to	1.80%	33.40%	to	34.63%
2018‡	313	1.59	to	1.78	523	-	0.90%	to	1.80%	(7.66%)	to	(6.81%)
2017	383	1.72	to	1.91	692	0.01%	0.90%	to	1.80%	24.24%	to	25.37%
Invesco Oppenheimer V.I. Global Fund
2021	494	2.72	to	3.21	1,451	-	0.90%	to	1.95%	12.93%	to	14.14%
2020	560	2.41	to	2.81	1,450	0.45%	0.90%	to	1.95%	24.86%	to	26.19%
2019	605	1.93	to	2.23	1,248	0.63%	0.90%	to	1.95%	28.89%	to	30.27%
2018	643	1.49	to	1.71	1,023	0.78%	0.90%	to	1.95%	(15.09%)	to	(14.18%)
2017‡	784	1.76	to	1.99	1,467	0.75%	0.90%	to	1.95%	33.67%	to	35.10%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®
2021	6,595	2.92	to	3.37	19,780	0.17%	0.90%	to	1.80%	20.07%	to	21.16%
2020	8,270	2.43	to	2.78	20,551	0.37%	0.90%	to	1.80%	17.48%	to	18.56%
2019	8,720	2.07	to	2.35	18,364	-	0.90%	to	1.80%	23.87%	to	25.00%
2018	9,999	1.67	to	1.88	16,910	0.06%	0.90%	to	1.80%	(12.16%)	to	(11.35%)
2017	11,959	1.90	to	2.12	22,919	0.64%	0.90%	to	1.80%	11.87%	to	12.89%
Invesco V.I. American Franchise Fund – Series I Shares
2021	3,862	3.60	to	3.94	14,697	-	0.90%	to	1.80%	9.91%	to	10.92%
2020	4,526	3.28	to	3.55	15,580	0.07%	0.90%	to	1.80%	39.80%	to	41.07%
2019	5,578	2.34	to	2.52	13,661	-	0.90%	to	1.80%	34.30%	to	35.53%
2018	6,685	1.75	to	1.86	12,120	-	0.90%	to	1.80%	(5.37%)	to	(4.50%)
2017	7,842	1.85	to	1.94	14,939	0.08%	0.90%	to	1.80%	25.06%	to	26.20%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Invesco V.I. Core Equity Fund – Series I Shares
2021	919	2.78	to	3.21	2,780	0.64%	0.90%	to	1.80%	25.44%	to	26.59%
2020	1,084	2.22	to	2.54	2,602	1.34%	0.90%	to	1.80%	11.80%	to	12.83%
2019	1,232	1.98	to	2.25	2,633	0.93%	0.90%	to	1.80%	26.65%	to	27.80%
2018	1,448	1.57	to	1.76	2,430	0.88%	0.90%	to	1.80%	(11.03%)	to	(10.21%)
2017	1,603	1.76	to	1.96	3,007	1.02%	0.90%	to	1.80%	11.15%	to	12.16%
Invesco V.I. Equity and Income Fund – Series II Shares
2021	650	2.29	to	2.70	1,612	1.67%	0.90%	to	1.95%	16.05%	to	17.29%
2020	679	1.97	to	2.30	1,442	2.13%	0.90%	to	1.95%	7.51%	to	8.66%
2019	752	1.83	to	2.12	1,478	2.14%	0.90%	to	1.95%	17.67%	to	18.93%
2018‡	1,168	1.59	to	1.78	1,932	2.11%	0.90%	to	1.80%	(11.36%)	to	(10.54%)
2017‡	1,053	1.79	to	1.99	1,952	1.41%	0.90%	to	1.80%	8.79%	to	9.79%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2021	336	2.72	to	3.18	986	0.42%	0.90%	to	1.80%	21.03%	to	22.14%
2020	407	2.25	to	2.60	982	0.70%	0.90%	to	1.80%	7.28%	to	8.27%
2019‡	479	2.09	to	2.40	1,072	0.49%	0.90%	to	1.80%	23.02%	to	24.15%
2018‡	517	1.69	to	1.93	934	0.48%	0.90%	to	1.85%	(13.00%)	to	(12.15%)
2017	685	1.92	to	2.20	1,414	0.49%	0.90%	to	1.95%	12.69%	to	13.89%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2021	154	2.92	to	3.43	491	0.05%	0.90%	to	1.85%	17.66%	to	18.79%
2020	174	2.48	to	2.89	470	0.19%	0.90%	to	1.85%	4.79%	to	5.80%
2019	175	2.37	to	2.73	449	-	0.90%	to	1.85%	27.53%	to	28.76%
2018	195	1.86	to	2.12	389	0.02%	0.90%	to	1.85%	(14.85%)	to	(14.02%)
2017	203	2.18	to	2.46	473	0.36%	0.90%	to	1.85%	11.85%	to	12.92%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2021	1,394	2.07	to	2.47	3,147	2.75%	0.90%	to	1.95%	1.27%	to	2.35%
2020	1,713	2.04	to	2.41	3,800	3.49%	0.90%	to	1.95%	5.21%	to	6.34%
2019	2,168	1.94	to	2.27	4,483	3.78%	0.90%	to	1.95%	11.15%	to	12.34%
2018‡	2,388	1.74	to	2.02	4,427	4.57%	0.90%	to	1.95%	(5.90%)	to	(4.89%)
2017‡	2,550	1.85	to	2.12	5,005	3.81%	0.90%	to	1.95%	7.09%	to	8.23%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2021	12,489	2.47	to	2.90	33,884	0.99%	0.90%	to	1.85%	26.64%	to	27.86%
2020	14,988	1.95	to	2.27	31,932	1.73%	0.90%	to	1.85%	0.80%	to	1.77%
2019	15,578	1.94	to	2.23	32,699	1.58%	0.90%	to	1.85%	20.23%	to	21.39%
2018‡	18,007	1.61	to	1.84	31,224	1.33%	0.90%	to	1.85%	(9.85%)	to	(8.98%)
2017	20,416	1.76	to	2.02	39,013	1.26%	0.90%	to	1.95%	11.18%	to	12.36%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2021	957	2.25	to	2.68	2,348	0.56%	0.90%	to	1.95%	26.19%	to	27.54%
2020	1,107	1.78	to	2.10	2,143	1.08%	0.90%	to	1.95%	0.50%	to	1.57%
2019	1,283	1.77	to	2.07	2,451	0.89%	0.90%	to	1.95%	20.25%	to	21.54%
2018‡	1,451	1.47	to	1.70	2,298	0.63%	0.90%	to	1.95%	(16.70%)	to	(15.81%)
2017	1,707	1.77	to	2.02	3,228	0.57%	0.90%	to	1.95%	4.76%	to	5.87%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2021	2,481	2.14	to	2.37	5,625	1.06%	0.90%	to	1.80%	16.21%	to	17.27%
2020	2,732	1.84	to	2.02	5,305	1.86%	0.90%	to	1.80%	7.98%	to	8.97%
2019	2,960	1.70	to	1.85	5,291	1.49%	0.90%	to	1.80%	19.97%	to	21.07%
2018	5,150	1.42	to	1.53	7,642	1.24%	0.90%	to	1.80%	(10.97%)	to	(10.15%)
2017	6,108	1.60	to	1.70	10,125	1.17%	0.90%	to	1.80%	17.65%	to	18.72%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2021	10,483	1.71	to	1.89	18,726	1.29%	0.90%	to	1.80%	8.80%	to	9.79%
2020	11,774	1.57	to	1.72	19,247	1.98%	0.90%	to	1.80%	7.16%	to	8.14%
2019	13,358	1.46	to	1.59	20,311	1.86%	0.90%	to	1.80%	14.17%	to	15.22%
2018‡	16,122	1.28	to	1.38	21,370	1.85%	0.90%	to	1.80%	(7.93%)	to	(7.08%)
2017	18,331	1.39	to	1.49	26,289	1.56%	0.90%	to	1.80%	11.30%	to	12.31%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2021	4,098	1.97	to	2.18	8,505	1.19%	0.90%	to	1.80%	12.82%	to	13.85%
2020	4,626	1.75	to	1.92	8,450	1.81%	0.90%	to	1.80%	8.03%	to	9.02%
2019‡	6,010	1.62	to	1.76	10,134	1.72%	0.90%	to	1.80%	17.61%	to	18.69%
2018‡	6,961	1.37	to	1.48	9,924	1.56%	0.90%	to	1.80%	(9.70%)	to	(8.87%)
2017‡	7,957	1.52	to	1.62	12,513	1.32%	0.90%	to	1.80%	15.20%	to	16.25%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2021	12,489	1.41	to	1.59	18,842	1.35%	0.90%	to	1.95%	4.39%	to	5.51%
2020	13,742	1.35	to	1.51	19,743	1.97%	0.90%	to	1.95%	6.32%	to	7.45%
2019	16,302	1.27	to	1.40	21,917	2.07%	0.90%	to	1.95%	10.70%	to	11.89%
2018	16,494	1.15	to	1.25	19,917	2.02%	0.90%	to	1.95%	(6.13%)	to	(5.12%)
2017‡	17,432	1.22	to	1.32	22,285	1.64%	0.90%	to	1.95%	7.80%	to	8.95%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2021	325	2.20	to	2.29	733	-	1.10%	to	1.80%	10.70%	to	11.48%
2020‡	362	1.98	to	2.06	735	-	1.10%	to	1.80%	37.20%	to	38.18%
2019	444	1.45	to	1.50	654	-	0.90%	to	1.80%	30.10%	to	31.29%
2018‡	497	1.11	to	1.14	561	-	0.90%	to	1.80%	(8.25%)	to	(7.40%)
2017	362	1.21	to	1.24	443	-	0.90%	to	1.80%	22.33%	to	23.45%
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2021	22,597	0.66	to	0.77	16,214	4.06%	0.90%	to	1.80%	30.72%	to	31.92%
2020	27,076	0.51	to	0.58	14,786	6.13%	0.90%	to	1.80%	(0.59%)	to	0.32%
2019	25,418	0.51	to	0.58	13,897	4.33%	0.90%	to	1.80%	9.35%	to	10.35%
2018	27,720	0.47	to	0.53	13,797	1.98%	0.90%	to	1.80%	(15.75%)	to	(14.98%)
2017	30,256	0.56	to	0.62	17,798	10.93%	0.90%	to	1.80%	0.22%	to	1.13%
PIMCO Real Return Portfolio – Advisor Class
2021	806	1.51	to	1.74	1,313	4.83%	0.90%	to	1.80%	3.58%	to	4.53%
2020	1,014	1.45	to	1.66	1,593	1.32%	0.90%	to	1.80%	9.60%	to	10.60%
2019	1,265	1.33	to	1.50	1,798	1.55%	0.90%	to	1.80%	6.38%	to	7.36%
2018	1,210	1.25	to	1.40	1,603	2.38%	0.90%	to	1.80%	(4.07%)	to	(3.19%)
2017	1,357	1.30	to	1.45	1,867	2.25%	0.90%	to	1.80%	1.69%	to	2.62%
PIMCO Total Return Portfolio – Advisor Class
2021	2,347	1.54	to	1.82	3,963	1.72%	0.90%	to	1.95%	(3.29%)	to	(2.25%)
2020	2,550	1.59	to	1.86	4,427	2.03%	0.90%	to	1.95%	6.43%	to	7.56%
2019	2,551	1.53	to	1.73	4,141	2.92%	0.90%	to	1.80%	6.30%	to	7.27%
2018‡	2,818	1.44	to	1.61	4,281	2.44%	0.90%	to	1.80%	(2.43%)	to	(1.53%)
2017	3,010	1.45	to	1.64	4,665	1.92%	0.90%	to	1.95%	2.77%	to	3.87%
Rydex VT Inverse Government Long Bond Strategy Fund
2021	542	0.17	to	0.20	99	-	0.90%	to	1.95%	(1.00%)	to	0.06%
2020	515	0.17	to	0.20	95	0.28%	0.90%	to	1.95%	(22.63%)	to	(21.80%)
2019	544	0.22	to	0.26	128	-	0.90%	to	1.95%	(14.98%)	to	(14.07%)
2018	546	0.25	to	0.30	150	-	0.90%	to	1.95%	1.76%	to	2.85%
2017	745	0.25	to	0.29	201	-	0.90%	to	1.95%	(10.66%)	to	(9.70%)

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Rydex VT Nova Fund
2021	31	6.48	to	7.90	222	0.26%	0.90%	to	1.95%	39.42%	to	40.91%
2020	82	4.65	to	5.61	413	0.97%	0.90%	to	1.95%	17.69%	to	18.95%
2019	102	3.95	to	4.71	435	0.95%	0.90%	to	1.95%	42.22%	to	43.74%
2018	140	2.78	to	3.28	417	0.18%	0.90%	to	1.95%	(12.08%)	to	(11.13%)
2017‡	142	3.16	to	3.69	479	0.05%	0.90%	to	1.95%	29.22%	to	30.60%
Templeton Developing Markets VIP Fund – Class 2
2021	790	1.32	to	6.47	1,792	0.90%	0.90%	to	1.95%	(7.58%)	to	(6.59%)
2020	849	1.43	to	6.92	2,097	4.13%	0.90%	to	1.95%	14.90%	to	16.13%
2019	926	1.24	to	5.96	1,997	0.99%	0.90%	to	1.95%	24.23%	to	25.56%
2018‡	1,117	1.02	to	4.75	1,850	0.89%	0.90%	to	1.80%	(17.32%)	to	(16.56%)
2017	1,290	1.23	to	5.69	2,545	0.92%	0.90%	to	1.80%	37.89%	to	39.15%
Templeton Foreign VIP Fund – Class 2
2021	1,652	3.18	to	3.43	4,410	1.86%	0.90%	to	1.95%	2.13%	to	3.22%
2020	1,797	3.11	to	3.32	4,656	3.42%	0.90%	to	1.95%	(3.08%)	to	(2.05%)
2019	1,908	3.21	to	3.39	4,997	1.72%	0.90%	to	1.95%	10.34%	to	11.52%
2018	2,114	2.91	to	3.04	4,966	2.67%	0.90%	to	1.95%	(17.10%)	to	(16.21%)
2017	2,373	3.51	to	3.63	6,644	2.57%	0.90%	to	1.95%	14.43%	to	15.65%
Templeton Growth VIP Fund – Class 2
2021‡	8,617	3.58	to	5.16	15,973	1.10%	0.90%	to	1.95%	2.83%	to	3.93%
2020‡	9,423	3.48	to	5.00	16,865	3.04%	0.75%	to	1.95%	3.74%	to	5.01%
2019	11,471	3.36	to	4.76	20,225	2.81%	0.75%	to	1.95%	12.91%	to	14.29%
2018	12,989	2.97	to	4.16	20,293	2.00%	0.75%	to	1.95%	(16.52%)	to	(15.49%)
2017‡	14,956	3.56	to	4.93	27,460	1.62%	0.75%	to	1.95%	16.20%	to	17.61%
TVST Touchstone Balanced Fund
2021	538	2.34	to	2.72	1,364	0.22%	0.90%	to	1.95%	14.79%	to	16.02%
2020	611	2.04	to	2.35	1,342	1.32%	0.90%	to	1.95%	16.84%	to	18.09%
2019	657	1.74	to	1.99	1,229	1.46%	0.90%	to	1.95%	20.41%	to	21.70%
2018‡	567	1.51	to	1.63	881	1.04%	0.90%	to	1.60%	(7.58%)	to	(6.92%)
2017‡	616	1.63	to	1.76	1,037	-	0.90%	to	1.60%	12.24%	to	13.03%
TVST Touchstone Bond Fund
2021	10,181	1.40	to	1.59	15,193	2.54%	0.90%	to	1.80%	(2.98%)	to	(2.09%)
2020	9,348	1.44	to	1.62	14,314	1.67%	0.90%	to	1.80%	7.74%	to	8.73%
2019	10,435	1.33	to	1.49	14,762	1.21%	0.90%	to	1.80%	8.47%	to	9.47%
2018	12,892	1.23	to	1.36	16,735	2.32%	0.90%	to	1.80%	(3.65%)	to	(2.76%)
2017	14,097	1.28	to	1.40	18,903	-	0.90%	to	1.80%	1.81%	to	2.74%
TVST Touchstone Common Stock Fund
2021	17,964	3.39	to	3.87	65,174	0.51%	0.90%	to	1.80%	25.55%	to	26.70%
2020	21,754	2.70	to	3.05	62,577	0.60%	0.90%	to	1.80%	21.45%	to	22.57%
2019	25,623	2.23	to	2.49	60,376	0.53%	0.90%	to	1.80%	26.27%	to	27.43%
2018	30,730	1.76	to	1.95	57,086	1.22%	0.90%	to	1.80%	(9.71%)	to	(8.88%)
2017‡	37,135	1.95	to	2.14	76,061	0.01%	0.90%	to	1.80%	19.32%	to	20.41%
TVST Touchstone Small Company Fund
2021	3,022	3.18	to	3.63	10,301	0.06%	0.90%	to	1.80%	21.94%	to	23.06%
2020	3,871	2.61	to	2.95	10,768	0.16%	0.90%	to	1.80%	16.56%	to	17.63%
2019	3,884	2.24	to	2.51	9,229	0.02%	0.90%	to	1.80%	19.22%	to	20.31%
2018	4,484	1.88	to	2.08	8,894	-	0.90%	to	1.80%	(9.64%)	to	(8.81%)
2017	5,605	2.08	to	2.28	12,247	0.06%	0.90%	to	1.80%	16.99%	to	18.05%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2021	6,731	13.56	to	24.12	34,076	0.69%	0.90%	to	1.95%	43.57%	to	45.10%
2020	7,582	9.44	to	16.62	27,229	1.17%	0.90%	to	1.95%	(3.47%)	to	(2.43%)
2019	7,611	9.78	to	17.04	29,038	1.59%	0.90%	to	1.95%	24.94%	to	26.27%
2018	9,840	7.83	to	13.49	28,871	1.58%	0.90%	to	1.95%	(8.36%)	to	(7.37%)
2017	10,789	8.54	to	14.57	34,783	1.39%	0.90%	to	1.95%	3.91%	to	5.02%
Virtus KAR Capital Growth Series – Class A Shares
2021	8,461	7.20	to	5.65	44,996	-	0.90%	to	1.95%	9.95%	to	11.13%
2020	9,540	6.55	to	5.08	45,806	-	0.90%	to	1.95%	47.30%	to	48.88%
2019	10,695	4.45	to	3.41	34,773	-	0.90%	to	1.95%	37.15%	to	38.61%
2018	12,006	3.24	to	2.46	28,260	-	0.90%	to	1.95%	(9.07%)	to	(8.09%)
2017	13,515	3.57	to	2.68	34,711	-	0.90%	to	1.95%	33.43%	to	34.85%
Virtus KAR Enhanced Core Equity Series – Class A Shares
2021	7,893	2.56	to	5.98	36,752	2.20%	0.90%	to	2.25%	14.75%	to	16.33%
2020	9,124	2.23	to	5.14	36,633	1.66%	0.90%	to	2.25%	12.33%	to	13.88%
2019	10,422	1.98	to	4.52	36,928	1.17%	0.90%	to	2.25%	25.78%	to	27.52%
2018‡	12,112	1.58	to	3.54	33,670	1.01%	0.90%	to	2.25%	(14.83%)	to	(13.65%)
2017	13,862	1.85	to	4.10	44,619	1.56%	0.90%	to	2.25%	20.20%	to	21.85%
Virtus KAR Small-Cap Growth Series – Class A Shares
2021	1,543	21.24	to	26.11	35,984	-	0.90%	to	1.95%	2.94%	to	4.04%
2020	1,743	20.63	to	25.09	39,310	-	0.90%	to	1.95%	41.83%	to	43.34%
2019	1,975	14.55	to	17.50	31,205	-	0.90%	to	1.95%	34.64%	to	36.08%
2018‡	2,291	10.81	to	12.86	26,167	-	0.90%	to	1.95%	9.48%	to	10.66%
2017	2,522	9.87	to	11.63	26,248	-	0.90%	to	1.95%	38.12%	to	39.59%
Virtus KAR Small-Cap Value Series – Class A Shares
2021	7,975	9.92	to	14.30	41,998	0.11%	0.90%	to	1.95%	17.39%	to	18.64%
2020	9,689	8.45	to	12.06	42,403	1.08%	0.90%	to	1.95%	27.12%	to	28.48%
2019	10,912	6.65	to	9.38	37,485	0.92%	0.90%	to	1.95%	22.21%	to	23.51%
2018	12,632	5.44	to	7.60	35,115	0.87%	0.90%	to	1.95%	(17.53%)	to	(16.64%)
2017	14,679	6.60	to	9.11	48,311	0.64%	0.90%	to	1.95%	17.83%	to	19.08%
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
2021‡	15,900	4.41	to	6.25	43,588	2.80%	0.90%	to	1.95%	(0.90%)	to	0.16%
2020	15,814	4.45	to	5.45	44,720	3.26%	0.75%	to	1.95%	4.46%	to	5.74%
2019	17,139	4.26	to	5.16	46,471	3.53%	0.75%	to	1.95%	8.32%	to	9.64%
2018	20,345	3.93	to	4.70	49,709	3.78%	0.75%	to	1.95%	(4.57%)	to	(3.40%)
2017	22,731	4.12	to	4.87	57,522	4.18%	0.75%	to	1.95%	4.65%	to	5.93%
Virtus SGA International Growth Series-Class A Shares
2021	40,789	5.00	to	4.40	91,929	-	0.90%	to	1.85%	6.32%	to	7.35%
2020	44,801	4.70	to	4.10	95,572	-	0.90%	to	1.85%	21.35%	to	22.53%
2019	50,383	3.88	to	3.35	88,364	0.83%	0.90%	to	1.85%	16.35%	to	17.47%
2018	55,188	3.33	to	2.85	82,766	2.82%	0.90%	to	1.85%	(18.22%)	to	(17.42%)
2017	62,333	4.07	to	3.45	111,883	1.54%	0.90%	to	1.85%	13.81%	to	14.91%
Virtus Strategic Allocation Series – Class A Shares
2021‡	2,695	5.65	to	7.62	15,868	0.38%	0.90%	to	1.95%	5.48%	to	6.60%
2020	3,088	5.36	to	7.64	17,182	0.67%	0.75%	to	1.95%	31.35%	to	32.95%
2019	3,440	4.08	to	5.74	14,394	1.23%	0.75%	to	1.95%	23.59%	to	25.10%
2018	3,890	3.30	to	4.59	13,032	1.34%	0.75%	to	1.95%	(7.73%)	to	(6.60%)
2017‡	4,311	3.58	to	4.92	15,544	1.85%	0.75%	to	1.95%	16.66%	to	18.08%

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 5—Financial Highlights (Continued)

		At December 31,					For the periods ended December 31,
	Units (000’s)	Unit Fair Value (Lowest to Highest)			Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)

Wanger International
2021	7,571	10.48	to	11.27	41,070	0.55%	0.90%	to	1.95%	16.50%	to	17.74%
2020	8,717	9.00	to	9.57	40,332	2.03%	0.90%	to	1.95%	12.14%	to	13.34%
2019	9,642	8.02	to	8.45	40,398	0.80%	0.90%	to	1.95%	27.46%	to	28.82%
2018	11,119	6.30	to	6.56	35,831	2.02%	0.90%	to	1.95%	(19.31%)	to	(18.44%)
2017	12,700	7.80	to	8.04	48,926	1.19%	0.90%	to	1.95%	30.33%	to	31.72%
Wanger Select
2021‡	541	9.67	to	14.84	5,183	-	0.90%	to	1.80%	3.93%	to	4.88%
2020	649	9.21	to	14.15	5,842	0.76%	0.90%	to	1.85%	24.31%	to	25.51%
2019	754	7.41	to	11.27	5,469	0.07%	0.90%	to	1.85%	26.91%	to	28.14%
2018‡	859	5.84	to	8.80	4,830	0.16%	0.90%	to	1.85%	(14.04%)	to	(13.20%)
2017‡	1,035	6.79	to	10.14	6,651	0.17%	0.90%	to	1.85%	24.34%	to	25.53%
Wanger USA
2021	2,804	10.38	to	14.00	35,088	0.73%	0.90%	to	1.95%	6.78%	to	7.92%
2020	3,187	9.72	to	12.98	36,996	-	0.90%	to	1.95%	21.81%	to	23.11%
2019	3,603	7.98	to	10.54	33,931	0.26%	0.90%	to	1.95%	28.55%	to	29.92%
2018‡	4,065	6.21	to	8.11	29,650	0.09%	0.90%	to	1.95%	(3.39%)	to	(2.35%)
2017	4,580	6.43	to	8.31	34,255	-	0.90%	to	1.95%	17.26%	to	18.51%

‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

1The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.

2The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

3The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

4From inception April 30, 2019 to December 31, 2019.

Note 6—Related Party Transactions and Charges and Deductions

Related Party Transactions

PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Related Party Transactions and Charges and Deductions (Continued)

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:

A.	Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Admin Charge
Asset Manager	none
Big Edge Choice	$35
Freedom Edge	$35
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Premium Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and policy duration may vary, the surrender charge may also vary.

Plan	Surrender Charge
Asset Manager	None
Big Edge Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Freedom Edge	None
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Premium Edge	Years 1-8: 8% 8% 8% 7% 6% 5% 4% 3%; Years 9+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
The Phoenix Edge VA	Years 1-7: 7% 7% 6% 6% 5% 4% 3%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2021 and 2020 were $3,631,376 and $3,833,630, respectively.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 6—Related Party Transactions and Charges and Deductions (Continued)

B.	Optional Rider and Benefit Charges

PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.

C.	Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. PHL will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risks, which PHL Variable undertakes. The total aggregate expense for the period ended December 31, 2021 was $13,200,522.

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Freedom Edge	0.125%	1.475%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor’s Edge Option 1	0.125%	1.525%
Phoenix Investor’s Edge Option 2	0.125%	1.675%
Phoenix Investor’s Edge Option 3	0.125%	1.825%
Phoenix Investor’s Edge Option 4	0.125%	1.725%
Phoenix Premium Edge	0.125%	1.475%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner’s Edge	0.125%	1.275%
The Big Edge Choice	0.125%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%
The Phoenix Edge VA Option 3	0.125%	1.225%

D.	Other Charges

PHL may deduct other charges depending on the contract terms.

Certain liabilities of the Separate Account are payable to PHL Variable when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 7—Distribution of Net Income

The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner’s overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

Note 8—Diversification Requirements

Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

PHL intends that each of the investment options shall comply with the diversification requirements.

Note 9—Other

Regulatory Matters

State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of PHL and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. It is believed that the outcome of any current known regulatory matters are not likely, either individually or in the aggregate, to have a material adverse effect on the financial condition of the Separate Account beyond the amounts already reported in these financial statements. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of regulatory investigations, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the results of operations or cash flows in particular annual periods.

Note 10—Mergers, Liquidations, and Name Changes

A.	Mergers

There were no mergers in 2020 or 2021.

B.	Liquidations

There were no liquidations in 2020 or 2021.

C.	Name Changes

Effective February 14, 2020, the Virtus Duff & Phelps International Series A Fund was renamed the Virtus SGA International Growth Series A Fund.

Effective May 1, 2020, the Federated Fund for U.S. Government Securities II Fund was renamed the Federated Hermes Fund for U.S. Government Securities II Fund.

Effective May 1, 2020, the Federated Government Money Fund II Fund was renamed the Federated Hermes Government Money Fund II Fund.

Effective May 1, 2020, the Federated High Income Bond Fund II Fund was renamed the Federated Hermes High Income Bond Fund II Fund

Effective September 1, 2020, the Virtus Rampart Enhanced Core Equity Series A Fund was renamed the Virtus KAR Enhanced Core Equity Series A Fund

PHL VARIABLE ACCUMULATION ACCOUNT

NOTES TO FINANCIAL STATEMENTS

Note 11—Subsequent Events

We have evaluated events subsequent to December 31, 2021 and through the financial statement issuance date. There were no subsequent events requiring disclosure.

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHL Variable Accumulation Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise PHL Variable Accumulation Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 14, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limiter, a private English company limited by guarantee.

Appendix

AB VPS Balanced Wealth Strategy Portfolio – Class B

Alger Capital Appreciation Portfolio – Class I-2 Shares

AMT Sustainable Equity Portfolio – Class S

Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares

DWS Equity 500 Index VIP – Class A

DWS Small Cap Index VIP – Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes High Income Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Service Class

Fidelity® VIP Growth Opportunities Portfolio – Service Class

Fidelity® VIP Growth Portfolio – Service Class

Fidelity® VIP Investment Grade Bond Portfolio – Service Class

Franklin Flex Cap Growth VIP Fund – Class 2

Franklin Income VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Guggenheim VT Long Short Equity Fund

Invesco Oppenheimer V.I. Capital Appreciation Fund

Invesco Oppenheimer V.I. Global Fund

Invesco Oppenheimer V.I. Main Street Small Cap Fund®

Invesco V.I. American Franchise Fund – Series I Shares

Invesco V.I. Core Equity Fund – Series I Shares

Invesco V.I. Equity and Income Fund – Series II Shares

Invesco V.I. Mid Cap Core Equity Fund – Series I Shares

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares

Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares

Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares

Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II

Morningstar Balanced ETF Asset Allocation Portfolio – Class II

Morningstar Growth ETF Asset Allocation Portfolio – Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II

Neuberger Berman AMT Mid Cap Growth Portfolio – S Class

PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class

PIMCO Real Return Portfolio – Advisor Class

PIMCO Total Return Portfolio – Advisor Class

Rydex VT Inverse Government Long Bond Strategy Fund

Rydex VT Nova Fund Templeton Developing Markets VIP Fund – Class 2

Templeton Foreign VIP Fund – Class 2

Templeton Growth VIP Fund – Class 2

TVST Touchstone Balanced Fund

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

TVST Touchstone Small Company Fund

Virtus SGA International Growth Series – Class A Shares

Virtus Duff & Phelps Real Estate Securities Series – Class A Shares

Virtus KAR Capital Growth Series – Class A Shares

Virtus KAR Small-Cap Growth Series – Class A Shares

Virtus KAR Small-Cap Value Series – Class A Shares

Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares

Virtus KAR Enhanced Core Equity Series – Class A Shares

Virtus Strategic Allocation Series – Class A Shares

Wanger International

Wanger Select

Wanger USA

PHL Variable Insurance Company

PO Box 22012

Albany, NY 12201-2012

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, 11th Floor

Hartford,	CT 06103

PHL Variable Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

PHL Variable Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

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